POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT ON FORM N-1A

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 9, 2026

1933 Act Registration File No.: 333-289838

1940 Act File No.: 811-24117

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 64	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 68	[X]

Corgi ETF Trust I

(Exact Name of Registrant as Specified in Charter)

425 Bush St, Suite 500

San Francisco, CA 94104

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (855) 552-6744

Northwest Registered Agent Service, Inc.

8 The Green, STE B

Dover, DE 19901

(Name and Address of Agent for Service)

With Copies to:

Emily Z. Yuan

Corgi Strategies, LLC

425 Bush St, Suite 500

San Francisco, CA 94104

Peter Skaliy (Counsel / Filing Contact)
Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104
Tel: (404) 275-0259

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [ ], 2026 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRELIMINARY PROSPECTUS

SUBJECT TO COMPLETION

July 9, 2026

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Prospectus

[ ], 2026

Fund Name	Ticker	Principal U.S. Listing Exchange
Corgi U.S. Biotech ETF	[ ]	[ ]
Corgi Global Infrastructure ETF	[ ]	[ ]
Corgi U.S. Infrastructure Development ETF	[ ]	[ ]
Corgi U.S. Homebuilders ETF	[ ]	[ ]
Corgi Aerospace & Defense ETF	[ ]	[ ]
Corgi U.S. Semiconductor ETF	[ ]	[ ]
Corgi U.S. Industrials ETF	[ ]	[ ]
Corgi U.S. Energy ETF	[ ]	[ ]
Corgi U.S. Communication Services ETF	[ ]	[ ]
Corgi U.S. Consumer Discretionary ETF	[ ]	[ ]
Corgi U.S. Consumer Staples ETF	[ ]	[ ]
Corgi U.S. Financials ETF	[ ]	[ ]
Corgi U.S. Health Care ETF	[ ]	[ ]
Corgi U.S. Real Estate ETF	[ ]	[ ]
Corgi U.S. REIT ETF	[ ]	[ ]
Corgi Gold Miners ETF	[ ]	[ ]
Corgi Free Cash Flow ETF	[ ]	[ ]
Corgi Micro-Cap ETF	[ ]	[ ]
Corgi Buyout Replication ETF	[ ]	[ ]

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY – Corgi U.S. Biotech ETF
FUND SUMMARY – Corgi Global Infrastructure ETF
FUND SUMMARY – Corgi U.S. Infrastructure Development ETF
FUND SUMMARY – Corgi U.S. Homebuilders ETF
FUND SUMMARY – Corgi Aerospace & Defense ETF
FUND SUMMARY – Corgi U.S. Semiconductor ETF
FUND SUMMARY – Corgi U.S. Industrials ETF
FUND SUMMARY – Corgi U.S. Energy ETF
FUND SUMMARY – Corgi U.S. Communication Services ETF
FUND SUMMARY – Corgi U.S. Consumer Discretionary ETF
FUND SUMMARY – Corgi U.S. Consumer Staples ETF
FUND SUMMARY – Corgi U.S. Financials ETF
FUND SUMMARY – Corgi U.S. Health Care ETF
FUND SUMMARY – Corgi U.S. Real Estate ETF
FUND SUMMARY – Corgi U.S. REIT ETF
FUND SUMMARY – Corgi Gold Miners ETF
FUND SUMMARY – Corgi Free Cash Flow ETF
FUND SUMMARY – Corgi Micro-Cap ETF
FUND SUMMARY – Corgi Buyout Replication ETF
ADDITIONAL INFORMATION ABOUT FUNDS
MANAGEMENT
HOW TO BUY AND SELL SHARES
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES
FINANCIAL HIGHLIGHTS

FUND SUMMARY – Corgi U.S. Biotech ETF

Investment Objective

The Corgi U.S. Biotech ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. biotechnology companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$ [ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index measures the performance of the biotechnology sub-sector of the U.S. equity market. The Index includes companies classified in the biotechnology industry according to the Index Provider's industry classification system that are constituents of a broad U.S. equity index. The Index is market-capitalization weighted. As of [  ], the Index included approximately [  ] constituents. The components of the Index are likely to change over time. The Index is reconstituted annually and rebalanced quarterly.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of U.S. biotechnology companies, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. Each risk described below is considered a "principal risk" of investing in the Fund. The order in which the risks appear is not an indication of relative importance. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Biotechnology Industry Risk. The Fund invests in companies in the biotechnology industry, which involves greater risks than more broadly diversified investments. Biotechnology companies face intense competition, rapid technological change, and significant dependence on patents and intellectual property. Many biotechnology companies are smaller, less-established companies that may have limited product lines, markets, or financial resources. The development and commercialization of new products is lengthy, costly, and uncertain, and many products never receive regulatory approval. Companies in this industry are heavily dependent on regulatory approvals from the U.S. Food and Drug Administration ("FDA") and comparable foreign agencies, and delays or denials of approvals can cause significant declines in stock prices. Biotechnology stocks have experienced and may continue to experience significant volatility.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

•          AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

•          Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

•          Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

•          Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Health Care Sector Risk. The Fund's investments are concentrated in the health care sector. Health care companies include pharmaceutical manufacturers, biotechnology firms, medical device makers, health care providers, health insurers, and health care technology companies. These companies are subject to extensive government regulation, including drug pricing and reimbursement policies, approval requirements for new products, and compliance with health care laws. Health care companies may be affected by patent expirations, product liability litigation, competitive pressures, and technological obsolescence. Legislative or regulatory changes, including those related to the Affordable Care Act or drug pricing, may materially affect the health care sector.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher tracking difference than more seasoned funds.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting an issuer than the performance of a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Small- and Mid-Capitalization Companies Risk. The Fund may invest in small- and mid-capitalization companies, which may be more volatile and less liquid than larger companies. Small- and mid-capitalization companies may have limited financial resources, narrower product lines, less experienced management, and smaller market share, making them more susceptible to adverse business or economic developments.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Trading Halt and Early Close Risk. Trading in Shares on the Exchange may be halted in certain circumstances, including due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Trading is also subject to halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met. In addition, the Exchange or other U.S. exchanges may close early on certain days, which may affect investors’ ability to buy or sell Shares.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available. Valuation differences can contribute to NAV volatility, premiums or discounts, and tracking difference.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi Global Infrastructure ETF

Investment Objective

The Corgi Global Infrastructure ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of global infrastructure and infrastructure-related companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$ [ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index measures the performance of companies globally that derive a significant portion of their revenues from infrastructure-related activities, including utilities, transportation, energy infrastructure, telecommunications, and social infrastructure. The Index includes large-, mid-, and small-capitalization companies from developed and emerging markets. Securities are weighted by float-adjusted market capitalization. As of [  ], the Index included approximately [  ] constituents across [  ] countries. The components of the Index are likely to change over time. The Index is reconstituted annually and rebalanced quarterly.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of global infrastructure and infrastructure-related companies, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. Each risk described below is considered a "principal risk" of investing in the Fund. The order in which the risks appear is not an indication of relative importance. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its Shares (e.g., when a foreign market is open but U.S. exchanges are closed, or vice versa). As a result, the value of foreign securities held by the Fund may change on days when shareholders are unable to purchase or sell Fund Shares, and the Fund's NAV may differ from amounts that would have been calculated had the foreign markets been open. Differences between the closing market price of Shares and the underlying value of the Fund's holdings may also be wider during such periods.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Currency Risk. Because the Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates could reduce investment gains or increase investment losses. Currency exchange rates can be volatile, and are affected by, among other factors, the general economics of a country, actions of the U.S. and foreign governments, central banks, or supranational entities, the imposition of currency controls, and speculation.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

•          AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

•          Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

•          Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

•          Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Infrastructure Industry Risk. Infrastructure companies may be subject to a variety of factors that may adversely affect their business, including high interest costs related to capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdowns, surplus capacity, increased competition, the uncertain impact of deregulation, and difficulty in raising capital on favorable terms. Infrastructure companies may also be affected by rising interest rates, which could increase borrowing costs and reduce the value of existing assets. The revenues and operating costs of infrastructure companies may be tied to government contracts or regulated rates that are subject to political and regulatory risk.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher tracking difference than more seasoned funds.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting an issuer than the performance of a diversified fund.

Non-U.S. Securities Risk. The Fund invests in securities of non-U.S. issuers, which involve risks beyond those associated with U.S. securities. These risks include currency risk, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, differing auditing and legal standards, and greater volatility. Securities of issuers in emerging markets are subject to additional risks, including less social, political, and economic stability, smaller securities markets, and potential for expropriation or nationalization.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Small- and Mid-Capitalization Companies Risk. The Fund invests in small- and mid-capitalization companies, which may be more volatile and less liquid than larger companies. Small- and mid-capitalization companies may have limited financial resources, narrower product lines, and less experienced management, making them more susceptible to adverse business or economic developments.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Trading Halt and Early Close Risk. Trading in Shares on the Exchange may be halted in certain circumstances, including due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Trading is also subject to halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met. In addition, the Exchange or other U.S. exchanges may close early on certain days, which may affect investors’ ability to buy or sell Shares.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available. Valuation differences can contribute to NAV volatility, premiums or discounts, and tracking difference.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Infrastructure Development ETF

Investment Objective

The Corgi U.S. Infrastructure Development ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. companies that stand to benefit from a potential increase in domestic infrastructure activity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$ [ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index is designed to measure the performance of U.S. companies that derive a significant portion of their revenues from infrastructure development activities, including engineering and construction, building materials, heavy equipment, industrial transportation, and other infrastructure-related sub-industries. The Index selects companies based on revenue exposure to infrastructure development themes and weights them by float-adjusted market capitalization. As of [  ], the Index included approximately [  ] constituents. The components of the Index are likely to change over time. The Index is reconstituted annually and rebalanced quarterly.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of U.S. infrastructure development companies, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. Each risk described below is considered a "principal risk" of investing in the Fund. The order in which the risks appear is not an indication of relative importance. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

•          AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

•          Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

•          Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

•          Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Government Spending and Policy Risk. Many infrastructure development companies depend heavily on government contracts, appropriations, and policy support. Changes in federal, state, or local government spending, fiscal priorities, or infrastructure legislation could materially affect the demand for these companies' products and services. Political uncertainty regarding infrastructure spending programs may adversely affect the Fund's investments.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Infrastructure Development Risk. The Fund invests in companies involved in infrastructure development, which are subject to risks including dependence on government spending and policy, cyclicality of construction and development activities, and sensitivity to changes in raw material and commodity prices. Infrastructure development companies may also face risks related to project delays, cost overruns, and regulatory approvals. Changes in government administration, spending priorities, or fiscal policy may significantly affect companies in this space.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher tracking difference than more seasoned funds.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting an issuer than the performance of a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Permitting and Project Execution Risk. Companies that benefit from infrastructure investment are exposed to the permitting process, environmental review, community opposition, and construction execution challenges that can delay or derail projects. Cost overruns, contractor disputes, labor shortages, and regulatory approvals may delay revenue recognition or reduce profitability. Multi-year project cycles increase exposure to changes in policy, interest rates, and macroeconomic conditions.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Trading Halt and Early Close Risk. Trading in Shares on the Exchange may be halted in certain circumstances, including due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Trading is also subject to halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met. In addition, the Exchange or other U.S. exchanges may close early on certain days, which may affect investors’ ability to buy or sell Shares.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available. Valuation differences can contribute to NAV volatility, premiums or discounts, and tracking difference.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Homebuilders ETF

Investment Objective

The Corgi U.S. Homebuilders ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. companies in the home construction industry.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$ [ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index measures the performance of the home construction sub-sector of the U.S. equity market. The Index includes companies classified in the home construction industry according to the Index Provider's industry classification system that are constituents of a broad U.S. equity index. The Index is market-capitalization weighted. Companies in the Index include homebuilders, building products manufacturers, home improvement retailers, and other companies involved in residential construction. As of [  ], the Index included approximately [  ] constituents. The components of the Index are likely to change over time. The Index is reconstituted annually and rebalanced quarterly.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of U.S. home construction companies, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. Each risk described below is considered a "principal risk" of investing in the Fund. The order in which the risks appear is not an indication of relative importance. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Consumer Spending Risk. The home construction industry is sensitive to consumer spending patterns and consumer confidence. Economic downturns, unemployment, or reductions in consumer income may reduce demand for new homes and home improvement products.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

•          AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

•          Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

•          Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

•          Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Home Construction Industry Risk. The Fund's investments are concentrated in the home construction industry. Home construction companies are subject to risks including changes in mortgage rates and availability of financing, housing demand, consumer confidence, demographic trends, government housing policies, raw material costs, and general economic conditions. The home construction industry is cyclical, and downturns in the housing market can result in significant declines in the value of home construction companies' securities. Rising interest rates typically reduce housing affordability and demand, adversely affecting homebuilders and related companies.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Interest Rate Sensitivity Risk. Companies in the home construction industry are particularly sensitive to changes in interest rates. Rising interest rates increase borrowing costs for homebuyers and can reduce demand for new homes. Higher rates may also increase financing costs for homebuilders, reducing profitability.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher tracking difference than more seasoned funds.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting an issuer than the performance of a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Trading Halt and Early Close Risk. Trading in Shares on the Exchange may be halted in certain circumstances, including due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Trading is also subject to halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met. In addition, the Exchange or other U.S. exchanges may close early on certain days, which may affect investors’ ability to buy or sell Shares.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available. Valuation differences can contribute to NAV volatility, premiums or discounts, and tracking difference.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi Aerospace & Defense ETF

Investment Objective

The Corgi Aerospace & Defense ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. and non-U.S. companies in the aerospace, defense, and security industries.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$ [ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index measures the performance of U.S. and non-U.S. companies engaged in the aerospace, defense, and security industries. The Index includes companies that manufacture, assemble, and distribute commercial and military aircraft, aircraft parts, and defense equipment, as well as companies that provide defense- and security-related products, services, and technologies, including cybersecurity, surveillance, and physical-security products and services. Securities are weighted by float-adjusted market capitalization. As of [ ], the Index included approximately [ ] constituents across [ ] countries, and a significant portion of the Index was represented by companies in the industrials and information technology sectors. The components of the Index are likely to change over time. The Index is reconstituted annually and rebalanced quarterly.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies in the aerospace, defense, and security industries, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. Each risk described below is considered a "principal risk" of investing in the Fund. The order in which the risks appear is not an indication of relative importance. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Aerospace, Defense, and Security Industry Concentration Risk. The Fund's investments are concentrated in the aerospace, defense, and security industries. Companies in these industries are subject to risks including dependence on U.S. and foreign government defense and security spending, the cancellation or reduction of military and security contracts, competitive pressures, technological obsolescence, intense regulatory oversight (including export controls and procurement rules), and litigation related to product safety and contract performance. A material portion of the Index, and therefore the Fund, may be represented by companies in the information technology sector, including providers of cybersecurity, surveillance, and other security-related technologies, which face risks related to rapid technological change, product obsolescence, intense competition, and reliance on intellectual property. Geopolitical events, changes in defense or security policy, and budget sequestration or other austerity measures may materially affect these companies’ revenues and profitability. These companies may also be subject to export restrictions and sanctions compliance requirements.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Currency Risk. Because the Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates could reduce investment gains or increase investment losses. Currency exchange rates can be volatile, and are affected by, among other factors, the general economics of a country, actions of the U.S. and foreign governments, central banks, or supranational entities, the imposition of currency controls, and speculation.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

•          AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

•          Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

•          Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

•          Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. The Fund invests in equity securities of non-U.S. issuers. Investments in non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Investment Risk. Because the aerospace, defense, and security industries are concentrated in a limited number of countries (principally the United States and certain other developed markets), the Fund's investments are expected to be concentrated in those jurisdictions. Adverse economic, political, regulatory, or military developments in any of these jurisdictions, including changes in defense or procurement policy, sanctions, trade restrictions, or geopolitical conflict, could disproportionately affect the Fund's performance compared to a more geographically diversified investment.

Geopolitical Risk. The aerospace and defense industry is sensitive to geopolitical events and international conflicts. Changes in global security conditions may increase or decrease demand for defense products and services, and geopolitical uncertainty may affect investor sentiment toward companies in this industry.

Government Spending and Policy Risk. Aerospace and defense companies derive a significant portion of their revenues from U.S. and foreign government contracts. Changes in defense budgets, procurement policies, or political priorities could materially reduce demand for defense products and services. Government contracts are often subject to competitive bidding, termination for convenience, cost audits, and other regulatory requirements.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher tracking difference than more seasoned funds.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting an issuer than the performance of a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Trading Halt and Early Close Risk. Trading in Shares on the Exchange may be halted in certain circumstances, including due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Trading is also subject to halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met. In addition, the Exchange or other U.S. exchanges may close early on certain days, which may affect investors’ ability to buy or sell Shares.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available. Valuation differences can contribute to NAV volatility, premiums or discounts, and tracking difference.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Semiconductor ETF

Investment Objective

The Corgi U.S. Semiconductor ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. exchange-listed companies in the semiconductor industry.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$ [ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index measures the performance of the semiconductor industry of the U.S. equity market. The Index includes common stocks and depositary receipts of U.S. exchange-listed companies in the semiconductor industry. Such companies may include medium-capitalization companies and foreign companies that are listed on a U.S. exchange. To be eligible for inclusion in the Index, a company must generate at least 50% of its revenues from the design, manufacture, or sale of semiconductors and/or semiconductor equipment. The Index selects the top 30 eligible companies by full market capitalization and weights them by free-float market capitalization, subject to individual position caps and minimum liquidity requirements. As of [ ], the Index included approximately [ ] constituents. The components of the Index are likely to change over time. The Index is rebalanced and reconstituted [quarterly/semi-annually].

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of U.S. exchange-listed semiconductor companies, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. As of the date of this Prospectus, the semiconductor industry, including semiconductor materials and equipment, represented a significant portion of the Index. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. Each risk described below is considered a "principal risk" of investing in the Fund. The order in which the risks appear is not an indication of relative importance. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund. The Fund is expected to be concentrated in the semiconductor industry.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

•          AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

•          Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

•          Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

•          Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. The Index may include securities of non-U.S. issuers that are listed on U.S. exchanges, including through American Depositary Receipts ("ADRs") or similar instruments. Investments in securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities, including greater price volatility, less publicly available information, less stringent securities regulation, different accounting and disclosure standards, taxation of dividends and other income, changes in currency exchange rates, political instability, expropriation or confiscatory taxation, capital controls, and nationalization. These risks may be particularly acute in the semiconductor industry, where many companies have manufacturing and assembly operations in multiple countries.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Information Technology Sector Risk. A significant portion of the Index is represented by securities of companies in the information technology sector. Information technology companies face intense competition, have limited product lines, and may have limited markets, financial resources, or personnel. Information technology companies are subject to rapid changes in technology, intense global competition, rapid product obsolescence, government regulation and scrutiny, increasing dependence on artificial intelligence and machine learning technologies, and the risks associated with reliance on intellectual property rights. These companies may also be adversely affected by changes in consumer preferences or demand, data privacy regulations, antitrust enforcement, and cybersecurity incidents. The prices of information technology securities have historically been more volatile than those of many other securities.

Large-Capitalization Companies Risk. The Fund may invest a significant portion of its assets in the securities of large-capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing business or market conditions. Large-capitalization companies may be more mature and subject to limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher tracking difference than more seasoned funds.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting an issuer than the performance of a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Semiconductor Industry Risk. The Fund invests in companies in the semiconductor industry, which involves greater risks than investing in companies across many industries. The semiconductor industry is characterized by rapid technological change, short product life cycles, and intense global competition. Companies in this industry face risks including, but not limited to: product obsolescence due to rapid advances in technology; cyclicality of supply and demand that can lead to periods of over-capacity, inventory buildup, and sharp pricing declines, as well as periods of severe shortages that disrupt production and distribution; high capital expenditure requirements, as semiconductor fabrication and testing facilities require substantial and ongoing investment; dependence on intellectual property, including patents, trade secrets, and design expertise, and the risk of infringement claims from competitors; supply chain disruptions, including dependence on third-party foundries, raw material suppliers, and specialized equipment manufacturers; export controls, trade restrictions, tariffs, and geopolitical tensions that may limit the ability of semiconductor companies to sell products internationally or source materials and manufacturing capacity from certain countries; pricing pressure from customers and competitors, including large original equipment manufacturers ("OEMs") that may demand significant pricing concessions; dependence on a limited number of third-party suppliers for wafer fabrication, packaging, assembly, and testing services; competition from new market entrants, including companies developing alternative chip architectures and technologies such as artificial intelligence accelerators, custom silicon, and advanced packaging; exposure to international operations, including manufacturing and assembly facilities located in regions subject to political instability, natural disasters, or pandemic-related disruptions; and risks related to government subsidies and industrial policy, including the potential for changes in government support programs such as the CHIPS Act or similar international initiatives. The semiconductor industry has historically experienced significant volatility, and the prices of semiconductor securities may decline sharply in response to any of the factors described above.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Trading Halt and Early Close Risk. Trading in Shares on the Exchange may be halted in certain circumstances, including due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Trading is also subject to halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met. In addition, the Exchange or other U.S. exchanges may close early on certain days, which may affect investors’ ability to buy or sell Shares.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available. Valuation differences can contribute to NAV volatility, premiums or discounts, and tracking difference.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Industrials ETF

Investment Objective

The Corgi U.S. Industrials ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. equities in the industrials sector.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$ [ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index measures the performance of the industrials sector of the U.S. equity market as classified by the Index Provider's industry classification system. The Index includes large- and mid-capitalization U.S. companies classified in the industrials sector. Securities are weighted by float-adjusted market capitalization. As of [  ], the Index included approximately [  ] constituents. The components of the Index are likely to change over time. The Index is reconstituted annually and rebalanced quarterly.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of U.S. industrials companies, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. Each risk described below is considered a "principal risk" of investing in the Fund. The order in which the risks appear is not an indication of relative importance. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Capital Goods Demand Cyclicality Risk. Industrial companies are sensitive to overall economic cycles, capital expenditure trends, and capacity utilization. Periods of economic weakness can sharply reduce demand for industrial equipment, construction services, and freight, leading to declining orders, margin compression, and excess capacity. Recovery cycles may be slow and uneven, and capital-intensive industrials may face delayed revenue recognition or write-downs of inventory and equipment.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

•          AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

•          Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

•          Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

•          Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Global Trade and Tariff Risk. Industrial manufacturers and capital goods producers are exposed to global trade flows, tariffs, export controls, and supply chain disruptions. Changes in U.S. or foreign trade policy, sanctions, retaliatory tariffs, or shifts in cross-border manufacturing arrangements can increase input costs, disrupt supply chains, and reduce overseas demand. These risks may be particularly acute for companies with significant export exposure or reliance on foreign components.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Industrials Sector Risk. The Fund's investments are concentrated in the industrials sector. Industrial companies are affected by changes in the supply and demand of products and services, product obsolescence, capital spending, and general economic conditions. Government regulation, labor relations, environmental compliance, commodity prices, and exchange rates may also adversely affect industrial companies. Companies in the industrials sector may be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher tracking difference than more seasoned funds.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting an issuer than the performance of a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Trading Halt and Early Close Risk. Trading in Shares on the Exchange may be halted in certain circumstances, including due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Trading is also subject to halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met. In addition, the Exchange or other U.S. exchanges may close early on certain days, which may affect investors’ ability to buy or sell Shares.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available. Valuation differences can contribute to NAV volatility, premiums or discounts, and tracking difference.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Energy ETF

Investment Objective

The Corgi U.S. Energy ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. equities in the energy sector.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$ [ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index measures the performance of the energy sector of the U.S. equity market as classified by the Index Provider's industry classification system. The Index includes large- and mid-capitalization U.S. companies classified in the energy sector. Securities are weighted by float-adjusted market capitalization. As of [  ], the Index included approximately [  ] constituents. The components of the Index are likely to change over time. The Index is reconstituted annually and rebalanced quarterly.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of U.S. energy companies, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. Each risk described below is considered a "principal risk" of investing in the Fund. The order in which the risks appear is not an indication of relative importance. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Commodity Price Risk. The Fund's performance is closely tied to the prices of oil, natural gas, and other energy commodities. Declines in commodity prices may adversely affect the revenues, profitability, and stock prices of energy companies. Commodity prices may fluctuate significantly due to changes in supply and demand, geopolitical events, OPEC and other producer actions, weather, currency movements, energy transition policy, and speculative activity.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Energy Sector Risk. The Fund's investments are concentrated in the energy sector. Energy companies are strongly affected by the levels and volatility of the prices of oil, natural gas, and other energy commodities. Energy companies may also be affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation (including environmental regulation), depletion of resources, technological developments, and labor relations. Companies in the energy sector may be adversely affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, and geopolitical developments.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

•          AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

•          Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

•          Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

•          Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Geopolitical Supply Risk. Energy companies are subject to geopolitical events that can affect global energy supply, demand, and pricing. Conflicts in major producing regions, sanctions on producer nations, OPEC+ production decisions, disruptions to shipping lanes, and changes in international relations may sharply increase volatility in energy prices and disrupt operations. These risks may affect upstream, midstream, and downstream segments differently.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher tracking difference than more seasoned funds.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting an issuer than the performance of a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Trading Halt and Early Close Risk. Trading in Shares on the Exchange may be halted in certain circumstances, including due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Trading is also subject to halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met. In addition, the Exchange or other U.S. exchanges may close early on certain days, which may affect investors’ ability to buy or sell Shares.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available. Valuation differences can contribute to NAV volatility, premiums or discounts, and tracking difference.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Communication Services ETF

Investment Objective

The Corgi U.S. Communication Services ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. equities in the communication services sector.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$ [ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index measures the performance of the communication services sector of the U.S. equity market as classified by the Index Provider's industry classification system. The Index includes large- and mid-capitalization U.S. companies classified in the communication services sector. Securities are weighted by float-adjusted market capitalization. As of [  ], the Index included approximately [  ] constituents. The components of the Index are likely to change over time. The Index is reconstituted annually and rebalanced quarterly.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of U.S. communication services companies, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. Each risk described below is considered a "principal risk" of investing in the Fund. The order in which the risks appear is not an indication of relative importance. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Communication Services Sector Risk. The Fund's investments are concentrated in the communication services sector. Communication services companies may be affected by rapid technological changes, intense competition, government regulation, consumer preferences, and shifting advertising revenues. Companies in this sector include those in telecommunications, media, entertainment, and interactive media and services. These companies may be subject to significant product and regulatory risks, including antitrust scrutiny, content regulation, data privacy laws, and intellectual property disputes. The communication services sector also includes companies whose market valuations may be based on future earnings expectations rather than current profitability, making them susceptible to significant price declines.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Content and Platform Liability Risk. Companies in the communication services sector, particularly media, interactive media, and entertainment, face risks related to content liability, intellectual property disputes, defamation claims, and regulatory scrutiny of content moderation practices. Platform operators may face liability for user-generated content, privacy violations, or anticompetitive practices. Legal, regulatory, and reputational outcomes may materially affect operating results.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

•          AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

•          Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

•          Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

•          Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher tracking difference than more seasoned funds.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting an issuer than the performance of a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Regulatory and Spectrum Risk. Communication services companies are subject to extensive federal, state, and international regulation, including oversight by the Federal Communications Commission. Changes in regulation, spectrum allocation, licensing requirements, antitrust enforcement, net neutrality rules, or universal service obligations can materially affect operating costs, competitive dynamics, and revenue. Spectrum auctions and capacity constraints may also influence capital expenditure requirements.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Trading Halt and Early Close Risk. Trading in Shares on the Exchange may be halted in certain circumstances, including due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Trading is also subject to halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met. In addition, the Exchange or other U.S. exchanges may close early on certain days, which may affect investors’ ability to buy or sell Shares.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available. Valuation differences can contribute to NAV volatility, premiums or discounts, and tracking difference.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Consumer Discretionary ETF

Investment Objective

The Corgi U.S. Consumer Discretionary ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. equities in the consumer discretionary sector.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$ [ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index measures the performance of the consumer discretionary sector of the U.S. equity market as classified by the Index Provider's industry classification system. The Index includes large- and mid-capitalization U.S. companies classified in the consumer discretionary sector. Securities are weighted by float-adjusted market capitalization. As of [  ], the Index included approximately [  ] constituents. The components of the Index are likely to change over time. The Index is reconstituted annually and rebalanced quarterly.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of U.S. consumer discretionary companies, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. Each risk described below is considered a "principal risk" of investing in the Fund. The order in which the risks appear is not an indication of relative importance. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Consumer Discretionary Sector Risk. The Fund's investments are concentrated in the consumer discretionary sector. Consumer discretionary companies manufacture or sell non-essential goods and services and include automobile manufacturers, apparel companies, retailers, hotel operators, restaurant chains, and media companies. These companies are sensitive to economic cycles, consumer confidence, disposable income levels, and consumer spending patterns. The success of consumer discretionary companies may depend on competitive pricing, marketing effectiveness, and changing consumer preferences. Companies in this sector may also be subject to risks related to e-commerce disruption, supply chain constraints, and shifting demographic trends.

Consumer Spending Cyclicality Risk. Consumer discretionary companies are sensitive to changes in disposable income, consumer confidence, employment trends, and credit conditions. Economic downturns, rising unemployment, or higher interest rates may reduce demand for non-essential goods and services, including automobiles, apparel, leisure, and entertainment. Cyclical declines may be sharp and prolonged, particularly affecting companies with high fixed costs or premium pricing.

E-Commerce and Competitive Disruption Risk. Consumer discretionary companies face intense competition from direct-to-consumer business models, e-commerce platforms, and changing consumer preferences. Established retailers, brand owners, and service providers may lose market share to digitally native competitors, suffer margin compression from price transparency, or face stranded physical infrastructure. Rapid technological change, shifts in distribution channels, and evolving consumer behavior may materially affect performance.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

•          AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

•          Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

•          Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

•          Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher tracking difference than more seasoned funds.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting an issuer than the performance of a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Trading Halt and Early Close Risk. Trading in Shares on the Exchange may be halted in certain circumstances, including due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Trading is also subject to halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met. In addition, the Exchange or other U.S. exchanges may close early on certain days, which may affect investors’ ability to buy or sell Shares.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available. Valuation differences can contribute to NAV volatility, premiums or discounts, and tracking difference.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Consumer Staples ETF

Investment Objective

The Corgi U.S. Consumer Staples ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. equities in the consumer staples sector.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$ [ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index measures the performance of the consumer staples sector of the U.S. equity market as classified by the Index Provider's industry classification system. The Index includes large- and mid-capitalization U.S. companies classified in the consumer staples sector. Securities are weighted by float-adjusted market capitalization. As of [  ], the Index included approximately [  ] constituents. The components of the Index are likely to change over time. The Index is reconstituted annually and rebalanced quarterly.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of U.S. consumer staples companies, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. Each risk described below is considered a "principal risk" of investing in the Fund. The order in which the risks appear is not an indication of relative importance. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Consumer Staples Sector Risk. The Fund's investments are concentrated in the consumer staples sector. Consumer staples companies manufacture and sell food, beverages, tobacco, household products, and personal care products. While generally considered less cyclical than other sectors, consumer staples companies may be adversely affected by changes in raw material costs, consumer preferences, food safety regulations, import/export restrictions, competitive pressures, and demographic shifts. Companies in this sector may also face risks related to brand perception, product recalls, and supply chain disruptions. Although consumer staples companies tend to be less volatile, their growth prospects may be more limited during economic expansions.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

•          AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

•          Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

•          Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

•          Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Input Cost and Commodity Risk. Consumer staples companies rely on agricultural commodities, packaging materials, energy, and other inputs whose prices can fluctuate significantly. Rising input costs may compress margins if companies cannot pass through price increases to consumers. Supply chain disruptions, weather events, disease outbreaks affecting livestock or crops, and trade policy changes may further pressure costs and availability.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher tracking difference than more seasoned funds.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting an issuer than the performance of a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Pricing Power and Margin Risk. Consumer staples companies' profitability depends in part on the ability to maintain pricing power against private label competition, retail consolidation, and shifting consumer preferences toward value brands. Margin pressure may arise from retailer power, e-commerce price transparency, promotional intensity, or consumer trade-down during economic stress. Brand strength, distribution scale, and innovation are key to defending margins.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Trading Halt and Early Close Risk. Trading in Shares on the Exchange may be halted in certain circumstances, including due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Trading is also subject to halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met. In addition, the Exchange or other U.S. exchanges may close early on certain days, which may affect investors’ ability to buy or sell Shares.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available. Valuation differences can contribute to NAV volatility, premiums or discounts, and tracking difference.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Financials ETF

Investment Objective

The Corgi U.S. Financials ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. equities in the financials sector.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$ [ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index measures the performance of the financials sector of the U.S. equity market as classified by the Index Provider's industry classification system. The Index includes large- and mid-capitalization U.S. companies classified in the financials sector. Securities are weighted by float-adjusted market capitalization. As of [  ], the Index included approximately [  ] constituents. The components of the Index are likely to change over time. The Index is reconstituted annually and rebalanced quarterly.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of U.S. financials companies, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. Each risk described below is considered a "principal risk" of investing in the Fund. The order in which the risks appear is not an indication of relative importance. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Credit Cycle Risk. Financial institutions, particularly banks and consumer lenders, are exposed to the credit cycle. Periods of economic weakness or recession may result in increased loan losses, higher loss provisions, deteriorating asset quality, and reduced capital availability. Excessive credit growth in prior periods may amplify subsequent losses, and counterparty defaults can spread quickly through the financial system.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

•          AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

•          Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

•          Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

•          Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Financials Sector Risk. The Fund's investments are concentrated in the financials sector. Financial companies include commercial banks, insurance companies, broker-dealers, asset managers, and other financial institutions. These companies are subject to extensive government regulation and may be adversely affected by changes in interest rates, credit conditions, monetary policy, capital requirements, and regulatory oversight. Financial companies may also face risks related to asset quality, liquidity, leverage, and systemic risk. During periods of economic stress, financial companies may experience reduced earnings, increased loan losses, and declines in asset values. Changes in interest rates may affect the value of financial companies' assets and liabilities and their profitability.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Interest Rate Risk. Many financial sector companies, real estate operating companies, and REITs are particularly sensitive to changes in interest rates. Rising rates may compress net interest margins for banks, reduce the value of fixed-income holdings for insurers, increase borrowing costs for real estate issuers, and reduce the relative attractiveness of dividend-paying securities. Falling rates may compress yields and investment income.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher tracking difference than more seasoned funds.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting an issuer than the performance of a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Trading Halt and Early Close Risk. Trading in Shares on the Exchange may be halted in certain circumstances, including due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Trading is also subject to halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met. In addition, the Exchange or other U.S. exchanges may close early on certain days, which may affect investors’ ability to buy or sell Shares.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available. Valuation differences can contribute to NAV volatility, premiums or discounts, and tracking difference.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Health Care ETF

Investment Objective

The Corgi U.S. Health Care ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. equities in the health care sector.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$ [ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index measures the performance of the health care sector of the U.S. equity market as classified by the Index Provider's industry classification system. The Index includes large- and mid-capitalization U.S. companies classified in the health care sector. Securities are weighted by float-adjusted market capitalization. As of [  ], the Index included approximately [  ] constituents. The components of the Index are likely to change over time. The Index is reconstituted annually and rebalanced quarterly.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of U.S. health care companies, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. Each risk described below is considered a "principal risk" of investing in the Fund. The order in which the risks appear is not an indication of relative importance. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

•          AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

•          Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

•          Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

•          Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Health Care Sector Risk. The Fund's investments are concentrated in the health care sector. Health care companies include pharmaceutical manufacturers, biotechnology firms, medical device makers, health care providers, health insurers, and health care technology companies. These companies are subject to extensive government regulation, including drug pricing and reimbursement policies, approval requirements for new products, and compliance with health care laws. Health care companies may be affected by patent expirations, product liability litigation, competitive pressures, and technological obsolescence. Legislative or regulatory changes, including those related to the Affordable Care Act or drug pricing, may materially affect the health care sector.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher tracking difference than more seasoned funds.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting an issuer than the performance of a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Patent, IP, and R&D Pipeline Risk. Health care companies, particularly pharmaceutical and biotechnology firms, depend on patent protection and successful research and development to generate revenue. Loss of patent exclusivity may sharply reduce revenue (the "patent cliff"); clinical trial failures, regulatory rejections, manufacturing issues, or safety concerns can erase years of investment. Product pipelines are uncertain and the cost of developing new therapies is high.

Regulatory and Reimbursement Risk. Health care companies are subject to extensive regulation by federal, state, and foreign agencies, including the Food and Drug Administration and the Centers for Medicare & Medicaid Services. Changes in reimbursement rates from government and private payors, drug pricing policy, coverage decisions, and approval pathways may materially affect revenues and profitability. Litigation, recalls, enforcement actions, and product safety concerns may also affect results.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Trading Halt and Early Close Risk. Trading in Shares on the Exchange may be halted in certain circumstances, including due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Trading is also subject to halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met. In addition, the Exchange or other U.S. exchanges may close early on certain days, which may affect investors’ ability to buy or sell Shares.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available. Valuation differences can contribute to NAV volatility, premiums or discounts, and tracking difference.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. Real Estate ETF

Investment Objective

The Corgi U.S. Real Estate ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. equities in the real estate sector.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$ [ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index measures the performance of the real estate sector of the U.S. equity market as classified by the Index Provider's industry classification system. The Index includes large- and mid-capitalization U.S. companies classified in the real estate sector. Securities are weighted by float-adjusted market capitalization. As of [  ], the Index included approximately [  ] constituents. The components of the Index are likely to change over time. The Index is reconstituted annually and rebalanced quarterly.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of U.S. real estate companies, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. Each risk described below is considered a "principal risk" of investing in the Fund. The order in which the risks appear is not an indication of relative importance. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

•          AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

•          Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

•          Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

•          Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Interest Rate Risk. Many financial sector companies, real estate operating companies, and REITs are particularly sensitive to changes in interest rates. Rising rates may compress net interest margins for banks, reduce the value of fixed-income holdings for insurers, increase borrowing costs for real estate issuers, and reduce the relative attractiveness of dividend-paying securities. Falling rates may compress yields and investment income.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher tracking difference than more seasoned funds.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting an issuer than the performance of a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Property Type Concentration Risk. The Fund's investments may be concentrated in particular property types (for example, office, residential, industrial, retail, lodging, health care, or data centers). Concentration in a specific property type may make the Fund more sensitive to factors affecting that type, including occupancy trends, tenant credit quality, supply growth, capital expenditure cycles, and shifts in demand patterns such as those caused by remote work, e-commerce, or aging demographics.

Real Estate Sector Risk. The Fund's investments are concentrated in the real estate sector. Real estate companies, including real estate investment trusts ("REITs"), are subject to risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, supply and demand dynamics, occupancy rates, and zoning and environmental laws. Real estate companies may have limited diversification, may be highly leveraged, and may be subject to losses from casualty or condemnation. The value of real estate securities may decline due to changes in local, regional, or general economic conditions, increases in property taxes, and changes in interest rates. REITs may fail to qualify for favorable tax treatment, resulting in unfavorable tax consequences.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Trading Halt and Early Close Risk. Trading in Shares on the Exchange may be halted in certain circumstances, including due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Trading is also subject to halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met. In addition, the Exchange or other U.S. exchanges may close early on certain days, which may affect investors’ ability to buy or sell Shares.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available. Valuation differences can contribute to NAV volatility, premiums or discounts, and tracking difference.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances. Because the Fund invests significantly in real estate investment trusts ("REITs"), the Fund's distributions generally are not expected to be eligible for the reduced tax rates that apply to qualified dividend income. A portion of the Fund's distributions may be reported as "Section 199A dividends," which are eligible for a 20% deduction for non-corporate shareholders, and a portion may be treated as a return of capital, which is generally not currently taxable but reduces a shareholder's cost basis in Shares.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi U.S. REIT ETF

Investment Objective

The Corgi U.S. REIT ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. real estate investment trusts ("REITs").

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$ [ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index measures the performance of publicly traded U.S. REITs. REITs are companies that own, operate, or finance income-producing real estate. The Index includes equity REITs across various property types, including residential, commercial, industrial, health care, and specialty real estate. Securities are weighted by float-adjusted market capitalization. As of [  ], the Index included approximately [  ] constituents. The components of the Index are likely to change over time. The Index is reconstituted annually and rebalanced quarterly.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of U.S. REITs, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. Each risk described below is considered a "principal risk" of investing in the Fund. The order in which the risks appear is not an indication of relative importance. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

•          AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

•          Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

•          Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

•          Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Interest Rate Risk. REIT securities are particularly sensitive to changes in interest rates. Rising interest rates may increase borrowing costs for REITs, reduce the value of existing properties, and make REIT dividends less attractive relative to other income-producing investments. Conversely, declining interest rates may increase property values and demand for REIT securities.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher tracking difference than more seasoned funds.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting an issuer than the performance of a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Property Type Concentration Risk. The Fund's investments may be concentrated in particular property types (for example, office, residential, industrial, retail, lodging, health care, or data centers). Concentration in a specific property type may make the Fund more sensitive to factors affecting that type, including occupancy trends, tenant credit quality, supply growth, capital expenditure cycles, and shifts in demand patterns such as those caused by remote work, e-commerce, or aging demographics.

REIT Risk. REITs are subject to risks inherent in the real estate market, including changes in real estate values, interest rates, property taxes, cash flow of underlying properties, occupancy rates, and zoning and environmental laws. REITs may have limited diversification and may be highly leveraged, which may amplify gains and losses. Equity REITs may be affected by changes in the value of the properties they own, while mortgage REITs may be affected by the quality of the credit they extend. REITs may fail to qualify for favorable tax treatment under the Internal Revenue Code, which could result in unfavorable tax consequences for the Fund and its shareholders. REITs are also subject to the risk that the real estate market may experience an economic downturn generally.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Trading Halt and Early Close Risk. Trading in Shares on the Exchange may be halted in certain circumstances, including due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Trading is also subject to halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met. In addition, the Exchange or other U.S. exchanges may close early on certain days, which may affect investors’ ability to buy or sell Shares.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available. Valuation differences can contribute to NAV volatility, premiums or discounts, and tracking difference.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances. Because the Fund invests significantly in real estate investment trusts ("REITs"), the Fund's distributions generally are not expected to be eligible for the reduced tax rates that apply to qualified dividend income. A portion of the Fund's distributions may be reported as "Section 199A dividends," which are eligible for a 20% deduction for non-corporate shareholders, and a portion may be treated as a return of capital, which is generally not currently taxable but reduces a shareholder's cost basis in Shares.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi Gold Miners ETF

Investment Objective

The Corgi Gold Miners ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of companies involved in the gold mining industry.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$ [ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index measures the performance of companies primarily involved in gold mining and related activities, including gold extraction, processing, and exploration. The Index may include companies from both developed and emerging markets. Securities are weighted by float-adjusted market capitalization. As of [  ], the Index included approximately [  ] constituents. The components of the Index are likely to change over time. The Index is reconstituted annually and rebalanced quarterly.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of gold mining companies, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. Each risk described below is considered a "principal risk" of investing in the Fund. The order in which the risks appear is not an indication of relative importance. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its Shares (e.g., when a foreign market is open but U.S. exchanges are closed, or vice versa). As a result, the value of foreign securities held by the Fund may change on days when shareholders are unable to purchase or sell Fund Shares, and the Fund's NAV may differ from amounts that would have been calculated had the foreign markets been open. Differences between the closing market price of Shares and the underlying value of the Fund's holdings may also be wider during such periods.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

•          AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

•          Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

•          Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

•          Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign and Emerging Market Mining Operations Risk. Gold mining companies frequently operate in jurisdictions outside the United States, including emerging and frontier markets, where they may be subject to political instability, expropriation, sanctions, contract repudiation, taxation changes, currency controls, and security risks. Operating standards, environmental regulation, and labor relations may vary materially across jurisdictions, and operational disruptions in producing countries may sharply affect profitability.

Gold Mining Industry Risk. The Fund's investments are concentrated in the gold mining industry. Gold mining companies are highly dependent on the price of gold, which can fluctuate widely due to changes in supply and demand, central bank activity, monetary and fiscal policy, inflation expectations, geopolitical events, and investor sentiment. Gold mining companies are subject to operational risks, including mine closures, geological challenges, environmental liabilities, labor disputes, and regulatory changes. Many gold mining companies operate in jurisdictions with political, economic, or social instability, which may affect their operations and profitability. In addition, gold mining companies may produce, as by-products of gold extraction, other precious or industrial metals (including silver, copper, lead, zinc, and platinum-group metals), so the Index may include companies whose financial performance is also affected by the prices of such other metals.

Gold Price Risk. The Fund's performance is closely tied to the price of gold. Declines in the price of gold may adversely affect the revenues, profitability, and stock prices of gold mining companies. Gold prices are affected by global supply and demand, central bank purchases and sales, changes in interest rates, inflation expectations, currency movements, and geopolitical uncertainty.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher tracking difference than more seasoned funds.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting an issuer than the performance of a diversified fund.

Non-U.S. Securities Risk. The Fund may invest in securities of non-U.S. gold mining companies, which involve risks beyond those associated with U.S. securities, including currency risk, political instability, less developed regulatory frameworks, and differences in accounting standards. Securities of issuers in emerging markets are subject to additional risks, including expropriation, nationalization, and restrictions on repatriation of capital.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Trading Halt and Early Close Risk. Trading in Shares on the Exchange may be halted in certain circumstances, including due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Trading is also subject to halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met. In addition, the Exchange or other U.S. exchanges may close early on certain days, which may affect investors’ ability to buy or sell Shares.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available. Valuation differences can contribute to NAV volatility, premiums or discounts, and tracking difference.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi Free Cash Flow ETF

Investment Objective

The Corgi Free Cash Flow ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. companies with high free cash flow yields.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$ [ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index is designed to measure the performance of U.S. large-capitalization companies selected and weighted based on free cash flow yield. The Index selects companies from a broad U.S. large-cap universe and ranks them by free cash flow yield (free cash flow per share divided by share price). The top-ranked companies by free cash flow yield are included in the Index and are weighted by free cash flow. The Index is rebalanced and reconstituted periodically. As of [  ], the Index included approximately [  ] constituents. The components of the Index are likely to change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of U.S. companies with high free cash flow yields, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. Each risk described below is considered a "principal risk" of investing in the Fund. The order in which the risks appear is not an indication of relative importance. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Cash Flow / Free Cash Flow Methodology Risk. The Fund's Index selects and weights securities based on free cash flow yield. Companies with high free cash flow yields may not continue to generate high free cash flows in the future. Free cash flow can be volatile and may be affected by capital expenditure decisions, changes in working capital, debt repayment, acquisition activity, and other factors. A company's free cash flow yield at the time of Index selection may not persist, and the Fund may hold companies whose free cash flow characteristics have deteriorated since the last reconstitution.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Custom Index Risk. The Fund tracks a custom index that replicates a specific methodology. The custom index may not perform as well as the methodology it seeks to replicate, and differences in implementation, data, and reconstitution timing may result in performance divergence.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

•           AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

•          Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

•          Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

•          Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Factor-Based Investing Risk. The Fund invests based on a single factor (free cash flow yield), which may cause the Fund to underperform the broader equity market during certain periods. There is no guarantee that high free cash flow yield stocks will outperform other investment strategies. Factor-based strategies may result in sector or industry concentrations that differ materially from the broader market.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher tracking difference than more seasoned funds.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting an issuer than the performance of a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Portfolio Turnover Risk. The Fund's Index may be rebalanced and reconstituted more frequently than broad market indexes, which may result in higher portfolio turnover, transaction costs, and taxable distributions to shareholders.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Trading Halt and Early Close Risk. Trading in Shares on the Exchange may be halted in certain circumstances, including due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Trading is also subject to halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met. In addition, the Exchange or other U.S. exchanges may close early on certain days, which may affect investors’ ability to buy or sell Shares.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available. Valuation differences can contribute to NAV volatility, premiums or discounts, and tracking difference.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi Micro-Cap ETF

Investment Objective

The Corgi Micro-Cap ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of micro-capitalization U.S. equities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$ [ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index measures the performance of the micro-capitalization segment of the U.S. equity market. Micro-capitalization companies are generally those with market capitalizations smaller than the smallest companies in a U.S. small-capitalization equity index. The Index is market-capitalization weighted. As of [  ], the Index included approximately [  ] constituents. The components of the Index are likely to change over time. The Index is reconstituted annually and rebalanced quarterly.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of micro-capitalization U.S. companies, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. Each risk described below is considered a "principal risk" of investing in the Fund. The order in which the risks appear is not an indication of relative importance. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Capital Sufficiency Risk. Micro-capitalization companies may have limited internal capital and depend on access to debt or equity markets to fund operations, growth, or working capital. Periods of credit stress, equity-market dislocation, or declining investor sentiment may sharply reduce access to capital. Without adequate capital, micro-cap companies may face liquidity problems, distress, or failure.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

•          AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

•          Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

•          Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

•          Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value.

Micro-Capitalization Companies Risk. The Fund invests in micro-capitalization companies, which are subject to substantially greater risks of loss and price volatility than larger companies. Micro-capitalization stocks may trade infrequently and in small volumes, making it difficult to buy or sell shares at desired prices. Micro-capitalization companies typically have limited financial resources, product lines, markets, and management depth, making them more vulnerable to adverse business or economic developments. These companies may have shorter operating histories and may be more likely to fail or experience significant financial distress. As a result, the Fund may experience greater volatility and wider bid-ask spreads than funds investing in larger companies.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher tracking difference than more seasoned funds.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting an issuer than the performance of a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Trading Halt and Early Close Risk. Trading in Shares on the Exchange may be halted in certain circumstances, including due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Trading is also subject to halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met. In addition, the Exchange or other U.S. exchanges may close early on certain days, which may affect investors’ ability to buy or sell Shares.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available. Valuation differences can contribute to NAV volatility, premiums or discounts, and tracking difference.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY – Corgi Buyout Replication ETF

Investment Objective

The Corgi Buyout Replication ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index designed to replicate the risk and return characteristics of U.S. private equity buyout strategies using publicly traded securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$ [ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index is designed to replicate the risk and return characteristics of U.S. private equity buyout strategies by investing in publicly traded securities. The Index uses a rules-based methodology to select and weight public equities that exhibit characteristics similar to those targeted by private equity buyout funds, including companies with moderate leverage, strong cash flow generation, and valuations consistent with typical buyout targets. The Index may also tilt toward sectors and market-capitalization ranges that are commonly represented in private equity portfolios. The Index is rebalanced and reconstituted periodically. As of [  ], the Index included approximately [  ] constituents. The components of the Index are likely to change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be publicly traded equity securities selected and weighted to replicate the risk and return characteristics of U.S. private equity buyout strategies, which are the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders. The Fund does not invest in private equity, private companies, or private equity funds. The Fund seeks to track an Index of publicly traded equities selected to replicate the historical risk and return characteristics of private equity buyout strategies; the Fund is not expected to, and cannot, replicate the returns or liquidity profile of actual private equity investments. Investors who seek direct exposure to private equity should consider other investment vehicles.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. Each risk described below is considered a "principal risk" of investing in the Fund. The order in which the risks appear is not an indication of relative importance. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Alternative Index Methodology Risk. The Fund tracks an index that uses a non-traditional, rules-based methodology designed to replicate a specific investment strategy. This methodology involves assumptions about the characteristics of private equity buyout targets and the factors that drive private equity returns. These assumptions may prove incorrect, and the Index methodology may not achieve its objective of replicating buyout returns.

Buyout / Private Equity Replication Risk. The Fund seeks to replicate the characteristics of private equity buyout strategies using publicly traded securities. There is no guarantee that the Fund's publicly traded portfolio will successfully replicate the risk, return, or performance characteristics of actual private equity buyout funds. Private equity returns are driven by factors including leverage, operational improvements, and illiquidity premiums that may not be fully replicable in a public market context. The Fund's returns may differ materially from the returns of private equity buyout funds.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

•          • AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

•          Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

•          Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

•          Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Leverage Exposure Risk. Companies targeted by the Fund's Index may exhibit characteristics of leveraged buyout candidates, including higher-than-average debt levels. Highly leveraged companies are more sensitive to changes in interest rates, economic conditions, and creditworthiness. During periods of economic stress, leveraged companies may face increased risk of default, reduced access to capital, and greater earnings volatility.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher tracking difference than more seasoned funds.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting an issuer than the performance of a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Small- and Mid-Capitalization Companies Risk. The Fund's Index may include small- and mid-capitalization companies that exhibit characteristics of typical buyout targets. Small- and mid-capitalization companies may be more volatile and less liquid than larger companies and may have limited financial resources and narrower product lines.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Trading Halt and Early Close Risk. Trading in Shares on the Exchange may be halted in certain circumstances, including due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Trading is also subject to halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met. In addition, the Exchange or other U.S. exchanges may close early on certain days, which may affect investors’ ability to buy or sell Shares.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available. Valuation differences can contribute to NAV volatility, premiums or discounts, and tracking difference.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objectives

Corgi U.S. Biotech ETF

The Corgi U.S. Biotech ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. biotechnology companies.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Global Infrastructure ETF

The Corgi Global Infrastructure ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of global infrastructure and infrastructure-related companies.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Infrastructure Development ETF

The Corgi U.S. Infrastructure Development ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. companies that stand to benefit from a potential increase in domestic infrastructure activity.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Homebuilders ETF

The Corgi U.S. Homebuilders ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. companies in the home construction industry.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Aerospace & Defense ETF

The Corgi Aerospace & Defense ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. and non-U.S. companies in the aerospace, defense, and security industries.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Semiconductor ETF

The Corgi U.S. Semiconductor ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. exchange-listed companies in the semiconductor industry.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Industrials ETF

The Corgi U.S. Industrials ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. equities in the industrials sector.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Energy ETF

The Corgi U.S. Energy ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. equities in the energy sector.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Communication Services ETF

The Corgi U.S. Communication Services ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. equities in the communication services sector.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Consumer Discretionary ETF

The Corgi U.S. Consumer Discretionary ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. equities in the consumer discretionary sector.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Consumer Staples ETF

The Corgi U.S. Consumer Staples ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. equities in the consumer staples sector.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Financials ETF

The Corgi U.S. Financials ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. equities in the financials sector.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Health Care ETF

The Corgi U.S. Health Care ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. equities in the health care sector.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. Real Estate ETF

The Corgi U.S. Real Estate ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. equities in the real estate sector.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi U.S. REIT ETF

The Corgi U.S. REIT ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. real estate investment trusts ("REITs").

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Gold Miners ETF

The Corgi Gold Miners ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of companies involved in the gold mining industry.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Free Cash Flow ETF

The Corgi Free Cash Flow ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of U.S. companies with high free cash flow yields.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Micro-Cap ETF

The Corgi Micro-Cap ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index composed of micro-capitalization U.S. equities.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Buyout Replication ETF

The Corgi Buyout Replication ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the performance of an index designed to replicate the risk and return characteristics of U.S. private equity buyout strategies using publicly traded securities.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Principal Investment Strategies

All Funds

Each Fund is an exchange-traded fund ("ETF") that seeks investment results that, before fees and expenses, correspond generally to the performance of its respective index (for each Fund, its "Index"). The Funds are passively managed and generally seek to track their Indexes rather than outperform them. The Funds do not generally take defensive positions in response to market conditions.

Index-tracking approach; replication and representative sampling. In seeking to track its Index, each Fund generally uses either a full replication approach or a representative sampling strategy, depending on the Fund's Index composition, the number and liquidity of Index constituents, the Fund's size, transaction costs, and other considerations. The Fund's principal investment strategy disclosure indicates which approach each Fund generally expects to use. Under a full replication approach, the Fund generally seeks to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. Under a representative sampling strategy, the Fund invests in a sample of securities that, in the aggregate, is expected to have investment characteristics similar to those of its Index. As a result, the Fund is not required to purchase each security included in its Index and may hold a subset of Index constituents. Depending on market conditions, Fund size, transaction costs, liquidity, and other considerations, a Fund may shift between full replication and representative sampling.

In constructing and maintaining the portfolio, the Adviser generally considers characteristics intended to align a Fund with its Index, including (as applicable): market capitalization, sector and industry exposure, investment style (growth, value, or blend), individual security weightings, and liquidity.

Index changes; rebalancing; turnover. Each Index is updated periodically (generally quarterly or semi-annually, depending on the Index methodology). In connection with scheduled Index updates and other Index changes (including additions, deletions, and reweightings), each Fund generally expects to rebalance its portfolio as needed to seek to maintain alignment with its Index. Portfolio turnover may occur as a result of Index changes, cash flows, and the ETF creation/redemption process.

80% investment policies. Each Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes (as defined for purposes of Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act")), in the types of investments suggested by the Fund's name (each, an "80% investment policy"). Each Fund considers the investments suggested by its name to be: (i) the securities that comprise its Index (the "Index Securities"), including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities; and (ii) investments that have economic characteristics that are substantially identical to those of the Index Securities. Each Fund's 80% investment policy is a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders of the applicable Fund.

Cash management; other investments. For liquidity and operational purposes (including to facilitate the ETF creation and redemption process, meet expenses, and manage settlement timing), each Fund may hold cash and cash equivalents and may invest a portion of its assets in money market instruments, repurchase agreements, and money market funds (including money market funds advised by the Adviser), consistent with the Fund's investment objective and 80% investment policy. Because certain Funds invest in foreign securities denominated in foreign currencies (including the Corgi Global Infrastructure ETF and Corgi Gold Miners ETF), each such Fund may hold foreign currency positions for limited periods in connection with settlement of transactions and receipt of dividends. Each such Fund may bear currency conversion costs when converting foreign currencies to and from U.S. dollars.

Temporary departures. In unusual circumstances (for example, market disruptions, trading halts, unusually large cash inflows or redemptions, or when it is not practicable to purchase Index Securities), a Fund may temporarily hold a larger-than-typical portion of its assets in cash and cash equivalents or similar instruments. During such periods, a Fund may track its Index less closely.

Concentration. Each Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is so concentrated. The degree to which components of each Index represent certain sectors or industries may change over time.

Diversification status. Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a non-diversified fund, each Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Securities lending. The Funds do not currently intend to engage in securities lending as a principal investment strategy. If approved by the Board in the future, a Fund may lend portfolio securities as described in the Statement of Additional Information.

Derivatives. The Funds do not expect to use derivatives as a principal investment strategy. A Fund may use index futures or other derivative instruments to equitize cash, manage portfolio transitions, or facilitate the creation and redemption process. Any such use is expected to be limited and incidental to the Fund's principal strategy of tracking its Index.

Borrowing. Each Fund may borrow money from banks for temporary or emergency purposes, including to meet redemptions, in amounts up to one-third of the Fund's total assets (including the amount borrowed). Borrowing may exaggerate changes in the Fund's NAV and may cause the Fund to incur additional expenses.

Tracking error and correlation. There is no guarantee that a Fund will achieve a high degree of correlation with its Index. A number of factors may affect a Fund's ability to track its Index, including: Fund expenses; the size and frequency of cash flows into and out of the Fund; the Fund's index-tracking approach (full replication or representative sampling); changes in the composition of the Index; corporate actions; tax considerations; fair-value pricing; and transaction costs associated with portfolio rebalancing. Tracking error may be higher during periods of market disruption or volatility.

Adviser's belief regarding investment strategies. The Adviser believes that the index-tracking approaches described above—both full replication and representative sampling, as applicable to each Fund—are reasonably designed to enable each Fund to achieve its investment objective of tracking the investment results of its respective Index. The Adviser bases this belief on the following considerations: (1) for Funds using full replication, holding all (or substantially all) of the securities in the Index in approximately the same proportions as the Index is expected to produce returns closely correlated with those of the Index; (2) for Funds using representative sampling, the sampling methodology seeks to construct a portfolio that, in the aggregate, has investment characteristics (such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of each Fund's Index; (3) the Adviser monitors each Fund's tracking difference and tracking error on an ongoing basis and adjusts the Fund's portfolio as necessary to seek to minimize deviations from the Index; and (4) the 80% investment policy ensures that each Fund maintains substantial exposure to the securities comprising its Index. There is no guarantee, however, that any Fund will achieve a high degree of correlation with its Index.

Additional parameters applicable to the Sector Funds.

The following additional principal strategy parameters apply to the Corgi U.S. Industrials ETF, Corgi U.S. Energy ETF, Corgi U.S. Communication Services ETF, Corgi U.S. Consumer Discretionary ETF, Corgi U.S. Consumer Staples ETF, Corgi U.S. Financials ETF, Corgi U.S. Health Care ETF, and Corgi U.S. Real Estate ETF (each, a "Sector Fund"):

Sector concentration. Each Sector Fund tracks an Index that measures the performance of a single sector of the U.S. equity market. As a result, each Sector Fund will be concentrated in a single sector, and its performance may be more susceptible to risks affecting that sector. Sector composition may vary over time as the Index Provider updates its classification standards.

Additional parameters applicable to the Thematic and Specialty Funds.

The following additional parameters apply to the Corgi U.S. Biotech ETF, Corgi Global Infrastructure ETF, Corgi U.S. Infrastructure Development ETF, Corgi U.S. Homebuilders ETF, Corgi Aerospace & Defense ETF, Corgi U.S. Semiconductor ETF, Corgi U.S. REIT ETF, Corgi Gold Miners ETF, Corgi Free Cash Flow ETF, Corgi Micro-Cap ETF, and Corgi Buyout Replication ETF:

Industry/thematic concentration. Each thematic or specialty Fund tracks an Index that targets a specific industry, theme, or investment strategy. As a result, these Funds may be more concentrated than broad-market index funds and may experience greater volatility and be more susceptible to sector- or industry-specific risks.

Portfolio turnover. Certain thematic and specialty Funds may experience higher portfolio turnover than broad market index funds due to the nature of their Index's reconstitution methodology, the narrowness of the investment universe, or the frequency of Index rebalancing. Higher portfolio turnover may result in higher transaction costs and greater tax liability for taxable shareholders.

Additional parameters applicable to the Corgi Global Infrastructure ETF and Corgi Gold Miners ETF.

Non-U.S. investments. The Corgi Global Infrastructure ETF and Corgi Gold Miners ETF may invest in securities of non-U.S. issuers, including issuers in emerging markets. Investments in non-U.S. securities are subject to additional risks, including currency risk, political risk, and regulatory risk, as described in the risk factors below.

Additional parameters applicable to the Corgi Buyout Replication ETF.

The Fund does not invest in private equity, private companies, or private equity funds. The Fund tracks an Index of publicly traded equities selected to replicate the historical risk and return characteristics of private equity buyout strategies; the Fund is not expected to, and cannot, replicate the returns or liquidity profile of actual private equity investments. Investors who seek direct exposure to private equity should consider other investment vehicles.

Index Providers.

Each Index is sponsored, owned, and/or maintained by the applicable unaffiliated index provider (the "Index Provider") and may be calculated by an unaffiliated calculation agent (the "Index Calculator"). The Funds are not sponsored, endorsed, sold, or promoted by any Index Provider or Index Calculator.

None of the Index Providers or Index Calculators makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in the Funds generally or the ability of any Index to track the performance of the relevant market, segment, or securities. None of the Index Providers or Index Calculators has any obligation to take the needs of the Funds, the Adviser, or shareholders into consideration in determining, composing, or calculating any Index.

None of the Index Providers or Index Calculators is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of Shares to be issued or redeemed, or in the determination or calculation of the equation by which Shares are converted into cash, Creation Units, or other consideration, as applicable.

None of the Index Providers or Index Calculators shall have any liability for any errors, omissions, or interruptions in any Index or the data included therein, and none of the Index Providers or Index Calculators makes any warranty, express or implied, as to results to be obtained by the Funds, shareholders, or any other person or entity from the use of any Index or any data included therein. To the maximum extent permitted by law, each Index Provider and Index Calculator expressly disclaims all warranties of merchantability and fitness for a particular purpose with respect to any Index and any data included therein, and shall not be liable for any special, indirect, punitive, or consequential damages (including lost profits), even if notified of the possibility of such damages.

All trademarks, service marks, and index names are the property of their respective owners.

Principal Risks of Investing in the Funds

The principal risks of investing in the Funds are listed below. Each risk includes a parenthetical indicating which Funds are subject to that risk. Not all risks apply to every Fund. As with any investment, you could lose all or part of your investment in any Fund. The risks are presented in alphabetical order, and not in order of importance.

Aerospace, Defense, and Security Industry Concentration Risk (applicable to the Corgi Aerospace & Defense ETF). The Fund's investments are concentrated in the aerospace, defense, and security industries. Companies in these industries are subject to risks including dependence on U.S. and foreign government defense and security spending, the cancellation or reduction of military and security contracts, competitive pressures, technological obsolescence, intense regulatory oversight (including export controls and procurement rules), and litigation related to product safety and contract performance. A material portion of the Index, and therefore the Fund, may be represented by companies in the information technology sector, including providers of cybersecurity, surveillance, and other security-related technologies, which face risks related to rapid technological change, product obsolescence, intense competition, and reliance on intellectual property. Geopolitical events, changes in defense or security policy, and budget sequestration or other austerity measures may materially affect these companies' revenues and profitability. These companies may also be subject to export restrictions and sanctions compliance requirements.

Alternative Index Methodology Risk (applicable to the Corgi Buyout Replication ETF). The Fund tracks an index that uses a non-traditional, rules-based methodology designed to replicate a specific investment strategy. This methodology involves assumptions about the characteristics of private equity buyout targets and the factors that drive private equity returns. These assumptions may prove incorrect, and the Index methodology may not achieve its objective of replicating buyout returns.

Biotechnology Industry Risk (applicable to the Corgi U.S. Biotech ETF). The Fund invests in companies in the biotechnology industry, which involves greater risks than more broadly diversified investments. Biotechnology companies face intense competition, rapid technological change, and significant dependence on patents and intellectual property. Many biotechnology companies are smaller, less-established companies that may have limited product lines, markets, or financial resources. The development and commercialization of new products is lengthy, costly, and uncertain, and many products never receive regulatory approval. Companies in this industry are heavily dependent on regulatory approvals from the U.S. Food and Drug Administration ("FDA") and comparable foreign agencies, and delays or denials of approvals can cause significant declines in stock prices. Biotechnology stocks have experienced and may continue to experience significant volatility.

Buyout / Private Equity Replication Risk (applicable to the Corgi Buyout Replication ETF). The Fund seeks to replicate the characteristics of private equity buyout strategies using publicly traded securities. There is no guarantee that the Fund's publicly traded portfolio will successfully replicate the risk, return, or performance characteristics of actual private equity buyout funds. Private equity returns are driven by factors including leverage, operational improvements, and illiquidity premiums that may not be fully replicable in a public market context. The Fund's returns may differ materially from the returns of private equity buyout funds.

Capital Goods Demand Cyclicality Risk (applicable to the Corgi U.S. Industrials ETF). Industrial companies are sensitive to overall economic cycles, capital expenditure trends, and capacity utilization. Periods of economic weakness can sharply reduce demand for industrial equipment, construction services, and freight, leading to declining orders, margin compression, and excess capacity. Recovery cycles may be slow and uneven, and capital-intensive industrials may face delayed revenue recognition or write-downs of inventory and equipment.

Capital Sufficiency Risk (applicable to the Corgi Micro-Cap ETF). Micro-capitalization companies may have limited internal capital and depend on access to debt or equity markets to fund operations, growth, or working capital. Periods of credit stress, equity-market dislocation, or declining investor sentiment may sharply reduce access to capital. Without adequate capital, micro-cap companies may face liquidity problems, distress, or failure.

Cash Flow / Free Cash Flow Methodology Risk (applicable to the Corgi Free Cash Flow ETF). The Fund's Index selects and weights securities based on free cash flow yield. Companies with high free cash flow yields may not continue to generate high free cash flows in the future. Free cash flow can be volatile and may be affected by capital expenditure decisions, changes in working capital, debt repayment, acquisition activity, and other factors. A company's free cash flow yield at the time of Index selection may not persist, and the Fund may hold companies whose free cash flow characteristics have deteriorated since the last reconstitution.

Closed Market Trading Risk (applicable to the Corgi Global Infrastructure ETF, Corgi Gold Miners ETF). Foreign securities may be listed on exchanges that trade on days when the Fund does not price its Shares (e.g., when a foreign market is open but U.S. exchanges are closed, or vice versa). As a result, the value of foreign securities held by the Fund may change on days when shareholders are unable to purchase or sell Fund Shares, and the Fund's NAV may differ from amounts that would have been calculated had the foreign markets been open. Differences between the closing market price of Shares and the underlying value of the Fund's holdings may also be wider during such periods.

Commodity Price Risk (applicable to the Corgi U.S. Energy ETF). The Fund's performance is closely tied to the prices of crude oil, natural gas, and refined petroleum products. Declines in energy commodity prices may adversely affect the revenues, earnings, and share prices of energy companies. Energy commodity prices may be volatile and influenced by global supply and demand conditions, OPEC+ production decisions, geopolitical developments (including conflict in major producing regions), inventory levels, weather, currency movements, regulatory and environmental requirements (including transition risks related to climate policy), and substitution by alternative energy sources.

Communication Services Sector Risk (applicable to the Corgi U.S. Communication Services ETF). The Fund's investments are concentrated in the communication services sector. Communication services companies may be affected by rapid technological changes, intense competition, government regulation, consumer preferences, and shifting advertising revenues. Companies in this sector include those in telecommunications, media, entertainment, and interactive media and services. These companies may be subject to significant product and regulatory risks, including antitrust scrutiny, content regulation, data privacy laws, and intellectual property disputes. The communication services sector also includes companies whose market valuations may be based on future earnings expectations rather than current profitability, making them susceptible to significant price declines.

Concentration Risk (Applicable to all Funds). To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Consumer Discretionary Sector Risk (applicable to the Corgi U.S. Consumer Discretionary ETF). The Fund's investments are concentrated in the consumer discretionary sector. Consumer discretionary companies manufacture or sell non-essential goods and services and include automobile manufacturers, apparel companies, retailers, hotel operators, restaurant chains, and media companies. These companies are sensitive to economic cycles, consumer confidence, disposable income levels, and consumer spending patterns. The success of consumer discretionary companies may depend on competitive pricing, marketing effectiveness, and changing consumer preferences. Companies in this sector may also be subject to risks related to e-commerce disruption, supply chain constraints, and shifting demographic trends.

Consumer Spending Cyclicality Risk (applicable to the Corgi U.S. Consumer Discretionary ETF). Consumer discretionary companies are sensitive to changes in disposable income, consumer confidence, employment trends, and credit conditions. Economic downturns, rising unemployment, or higher interest rates may reduce demand for non-essential goods and services, including automobiles, apparel, leisure, and entertainment. Cyclical declines may be sharp and prolonged, particularly affecting companies with high fixed costs or premium pricing.

Consumer Spending Risk (applicable to the Corgi U.S. Homebuilders ETF). The home construction industry is sensitive to consumer spending patterns and consumer confidence. Economic downturns, unemployment, or reductions in consumer income may reduce demand for new homes and home improvement products.

Consumer Staples Sector Risk (applicable to the Corgi U.S. Consumer Staples ETF). The Fund's investments are concentrated in the consumer staples sector. Consumer staples companies manufacture and sell food, beverages, tobacco, household products, and personal care products. While generally considered less cyclical than other sectors, consumer staples companies may be adversely affected by changes in raw material costs, consumer preferences, food safety regulations, import/export restrictions, competitive pressures, and demographic shifts. Companies in this sector may also face risks related to brand perception, product recalls, and supply chain disruptions. Although consumer staples companies tend to be less volatile, their growth prospects may be more limited during economic expansions.

Content and Platform Liability Risk (applicable to the Corgi U.S. Communication Services ETF). Companies in the communication services sector, particularly media, interactive media, and entertainment, face risks related to content liability, intellectual property disputes, defamation claims, and regulatory scrutiny of content moderation practices. Platform operators may face liability for user-generated content, privacy violations, or anticompetitive practices. Legal, regulatory, and reputational outcomes may materially affect operating results.

Credit Cycle Risk (applicable to the Corgi U.S. Financials ETF). Financial institutions, particularly banks and consumer lenders, are exposed to the credit cycle. Periods of economic weakness or recession may result in increased loan losses, higher loss provisions, deteriorating asset quality, and reduced capital availability. Excessive credit growth in prior periods may amplify subsequent losses, and counterparty defaults can spread quickly through the financial system.

Currency Risk (applicable to the Corgi Global Infrastructure ETF, Corgi Aerospace & Defense ETF). Because the Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates could reduce investment gains or increase investment losses. Currency exchange rates can be volatile, and are affected by, among other factors, the general economics of a country, actions of the U.S. and foreign governments, central banks, or supranational entities, the imposition of currency controls, and speculation.

Custom Index Risk (applicable to the Corgi Free Cash Flow ETF). The Fund tracks a custom index that replicates a specific methodology. The custom index may not perform as well as the methodology it seeks to replicate, and differences in implementation, data, and reconstitution timing may result in performance divergence.

E-Commerce and Competitive Disruption Risk (applicable to the Corgi U.S. Consumer Discretionary ETF). Consumer discretionary companies face intense competition from direct-to-consumer business models, e-commerce platforms, and changing consumer preferences. Established retailers, brand owners, and service providers may lose market share to digitally native competitors, suffer margin compression from price transparency, or face stranded physical infrastructure. Rapid technological change, shifts in distribution channels, and evolving consumer behavior may materially affect performance.

Energy Sector Risk (applicable to the Corgi U.S. Energy ETF). The Fund's investments are concentrated in the energy sector. Energy companies are strongly affected by the levels and volatility of the prices of oil, natural gas, and other energy commodities. Energy companies may also be affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation (including environmental regulation), depletion of resources, technological developments, and labor relations. Companies in the energy sector may be adversely affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, and geopolitical developments.

Equity Market Risk (Applicable to all Funds). The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

ETF Risks (Applicable to all Funds). The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

•          AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

•          Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

•          Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

•          Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Factor-Based Investing Risk (applicable to the Corgi Free Cash Flow ETF). The Fund invests based on a single factor (free cash flow yield), which may cause the Fund to underperform the broader equity market during certain periods. There is no guarantee that high free cash flow yield stocks will outperform other investment strategies. Factor-based strategies may result in sector or industry concentrations that differ materially from the broader market.

Financials Sector Risk (applicable to the Corgi U.S. Financials ETF). The Fund's investments are concentrated in the financials sector. Financial companies include commercial banks, insurance companies, broker-dealers, asset managers, and other financial institutions. These companies are subject to extensive government regulation and may be adversely affected by changes in interest rates, credit conditions, monetary policy, capital requirements, and regulatory oversight. Financial companies may also face risks related to asset quality, liquidity, leverage, and systemic risk. During periods of economic stress, financial companies may experience reduced earnings, increased loan losses, and declines in asset values. Changes in interest rates may affect the value of financial companies' assets and liabilities and their profitability.

Foreign and Emerging Market Mining Operations Risk (applicable to the Corgi Gold Miners ETF). Gold mining companies frequently operate in jurisdictions outside the United States, including emerging and frontier markets, where they may be subject to political instability, expropriation, sanctions, contract repudiation, taxation changes, currency controls, and security risks. Operating standards, environmental regulation, and labor relations may vary materially across jurisdictions, and operational disruptions in producing countries may sharply affect profitability.

Foreign Securities Risk (applicable to the Corgi Aerospace & Defense ETF, Corgi U.S. Semiconductor ETF). The Fund invests in equity securities of non-U.S. issuers. Investments in non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Investment Risk (applicable to the Corgi Aerospace & Defense ETF). Because the aerospace, defense, and security industries are concentrated in a limited number of countries (principally the United States and certain other developed markets), the Fund's investments are expected to be concentrated in those jurisdictions. Adverse economic, political, regulatory, or military developments in any of these jurisdictions, including changes in defense or procurement policy, sanctions, trade restrictions, or geopolitical conflict, could disproportionately affect the Fund's performance compared to a more geographically diversified investment.

Geopolitical Risk (applicable to the Corgi Aerospace & Defense ETF). The aerospace and defense industry is sensitive to geopolitical events and international conflicts. Changes in global security conditions may increase or decrease demand for defense products and services, and geopolitical uncertainty may affect investor sentiment toward companies in this industry.

Geopolitical Supply Risk (applicable to the Corgi U.S. Energy ETF). Energy companies are subject to geopolitical events that can affect global energy supply, demand, and pricing. Conflicts in major producing regions, sanctions on producer nations, OPEC+ production decisions, disruptions to shipping lanes, and changes in international relations may sharply increase volatility in energy prices and disrupt operations. These risks may affect upstream, midstream, and downstream segments differently.

Global Trade and Tariff Risk (applicable to the Corgi U.S. Industrials ETF). Industrial manufacturers and capital goods producers are exposed to global trade flows, tariffs, export controls, and supply chain disruptions. Changes in U.S. or foreign trade policy, sanctions, retaliatory tariffs, or shifts in cross-border manufacturing arrangements can increase input costs, disrupt supply chains, and reduce overseas demand. These risks may be particularly acute for companies with significant export exposure or reliance on foreign components.

Gold Mining Industry Risk (applicable to the Corgi Gold Miners ETF). The Fund's investments are concentrated in the gold mining industry. Gold mining companies are highly dependent on the price of gold, which can fluctuate widely due to changes in supply and demand, central bank activity, monetary and fiscal policy, inflation expectations, geopolitical events, and investor sentiment. Gold mining companies are subject to operational risks, including mine closures, geological challenges, environmental liabilities, labor disputes, and regulatory changes. Many gold mining companies operate in jurisdictions with political, economic, or social instability, which may affect their operations and profitability. In addition, gold mining companies may produce, as by-products of gold extraction, other precious or industrial metals (including silver, copper, lead, zinc, and platinum-group metals), so the Index may include companies whose financial performance is also affected by the prices of such other metals.

Gold Price Risk (applicable to the Corgi Gold Miners ETF). The Fund's performance is closely tied to the price of gold. Declines in the price of gold may adversely affect the revenues, earnings, and share prices of gold mining companies. Gold prices may be volatile and influenced by macroeconomic and monetary policy developments, real interest rates, currency movements, central bank purchases and sales, mining supply, and investor demand for gold as a store of value. Gold mining companies are also subject to operational risks, including extraction costs, regulatory and environmental requirements, geopolitical risks at mining sites, and risks of expropriation.

Government Spending and Policy Risk (applicable to the Corgi U.S. Infrastructure Development ETF, Corgi Aerospace & Defense ETF). Companies in the infrastructure development, aerospace, and defense industries depend significantly on government contracts, appropriations, and policy support. Changes in federal, state, or local government spending, fiscal priorities, infrastructure legislation, defense budgets, or procurement policies could materially affect the demand for these companies’ products and services. Government contracts are often subject to competitive bidding, termination for convenience, cost audits, and other regulatory requirements. Political uncertainty, budget delays, sequestrations, or shutdowns may adversely affect the Fund’s investments.

Health Care Sector Risk (applicable to the Corgi U.S. Biotech ETF, Corgi U.S. Health Care ETF). The Fund's investments are concentrated in the health care sector. Health care companies include pharmaceutical manufacturers, biotechnology firms, medical device makers, health care providers, health insurers, and health care technology companies. These companies are subject to extensive government regulation, including drug pricing and reimbursement policies, approval requirements for new products, and compliance with health care laws. Health care companies may be affected by patent expirations, product liability litigation, competitive pressures, and technological obsolescence. Legislative or regulatory changes, including those related to the Affordable Care Act or drug pricing, may materially affect the health care sector.

Home Construction Industry Risk (applicable to the Corgi U.S. Homebuilders ETF). The Fund's investments are concentrated in the home construction industry. Home construction companies are subject to risks including changes in mortgage rates and availability of financing, housing demand, consumer confidence, demographic trends, government housing policies, raw material costs, and general economic conditions. The home construction industry is cyclical, and downturns in the housing market can result in significant declines in the value of home construction companies' securities. Rising interest rates typically reduce housing affordability and demand, adversely affecting homebuilders and related companies.

Index Calculation & Methodology Risk (Applicable to all Funds). The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Industrials Sector Risk (applicable to the Corgi U.S. Industrials ETF). The Fund's investments are concentrated in the industrials sector. Industrial companies are affected by changes in the supply and demand of products and services, product obsolescence, capital spending, and general economic conditions. Government regulation, labor relations, environmental compliance, commodity prices, and exchange rates may also adversely affect industrial companies. Companies in the industrials sector may be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk (applicable to the Corgi U.S. Semiconductor ETF). A significant portion of the Index is represented by securities of companies in the information technology sector. Information technology companies face intense competition, have limited product lines, and may have limited markets, financial resources, or personnel. Information technology companies are subject to rapid changes in technology, intense global competition, rapid product obsolescence, government regulation and scrutiny, increasing dependence on artificial intelligence and machine learning technologies, and the risks associated with reliance on intellectual property rights. These companies may also be adversely affected by changes in consumer preferences or demand, data privacy regulations, antitrust enforcement, and cybersecurity incidents. The prices of information technology securities have historically been more volatile than those of many other securities.

Infrastructure Development Risk (applicable to the Corgi U.S. Infrastructure Development ETF). The Fund invests in companies involved in infrastructure development, which are subject to risks including dependence on government spending and policy, cyclicality of construction and development activities, and sensitivity to changes in raw material and commodity prices. Infrastructure development companies may also face risks related to project delays, cost overruns, and regulatory approvals. Changes in government administration, spending priorities, or fiscal policy may significantly affect companies in this space.

Infrastructure Industry Risk (applicable to the Corgi Global Infrastructure ETF). Infrastructure companies may be subject to a variety of factors that may adversely affect their business, including high interest costs related to capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdowns, surplus capacity, increased competition, the uncertain impact of deregulation, and difficulty in raising capital on favorable terms. Infrastructure companies may also be affected by rising interest rates, which could increase borrowing costs and reduce the value of existing assets. The revenues and operating costs of infrastructure companies may be tied to government contracts or regulated rates that are subject to political and regulatory risk.

Input Cost and Commodity Risk (applicable to the Corgi U.S. Consumer Staples ETF). Consumer staples companies rely on agricultural commodities, packaging materials, energy, and other inputs whose prices can fluctuate significantly. Rising input costs may compress margins if companies cannot pass through price increases to consumers. Supply chain disruptions, weather events, disease outbreaks affecting livestock or crops, and trade policy changes may further pressure costs and availability.

Interest Rate Risk (applicable to the Corgi U.S. REIT ETF, Corgi U.S. Financials ETF, and Corgi U.S. Real Estate ETF). Many financial sector companies, real estate operating companies, and REITs are particularly sensitive to changes in interest rates. Rising rates may compress net interest margins for banks, reduce the value of fixed-income holdings for insurers, increase borrowing costs for real estate issuers, and reduce the relative attractiveness of dividend-paying securities. Falling rates may compress yields and investment income.

Interest Rate Sensitivity Risk (applicable to the Corgi U.S. Homebuilders ETF). Companies in the home construction industry are particularly sensitive to changes in interest rates. Rising interest rates increase borrowing costs for homebuyers and can reduce demand for new homes. Higher rates may also increase financing costs for homebuilders, reducing profitability.

Large-Capitalization Companies Risk (applicable to the Corgi U.S. Semiconductor ETF). The Fund may invest a significant portion of its assets in the securities of large-capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing business or market conditions. Large-capitalization companies may be more mature and subject to limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Leverage Exposure Risk (applicable to the Corgi Buyout Replication ETF). Companies targeted by the Fund's Index may exhibit characteristics of leveraged buyout candidates, including higher-than-average debt levels. Highly leveraged companies are more sensitive to changes in interest rates, economic conditions, and creditworthiness. During periods of economic stress, leveraged companies may face increased risk of default, reduced access to capital, and greater earnings volatility.

Limited Shareholder Rights Risk (Applicable to all Funds). The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk (Applicable to all Funds). Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value.

Micro-Capitalization Companies Risk (applicable to the Corgi Micro-Cap ETF). The Fund invests in micro-capitalization companies, which are subject to substantially greater risks of loss and price volatility than larger companies. Micro-capitalization stocks may trade infrequently and in small volumes, making it difficult to buy or sell shares at desired prices. Micro-capitalization companies typically have limited financial resources, product lines, markets, and management depth, making them more vulnerable to adverse business or economic developments. These companies may have shorter operating histories and may be more likely to fail or experience significant financial distress. As a result, the Fund may experience greater volatility and wider bid-ask spreads than funds investing in larger companies.

New Adviser Risk (Applicable to all Funds). The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk (Applicable to all Funds). The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher tracking difference than more seasoned funds.

Non-Diversification Risk (Applicable to all Funds). The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting an issuer than the performance of a diversified fund.

Non-U.S. Securities Risk (applicable to the Corgi Global Infrastructure ETF, Corgi Gold Miners ETF). The Fund invests in securities of non-U.S. issuers, which involve risks beyond those associated with U.S. securities. These risks include currency risk, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, differing auditing and legal standards, and greater volatility. Securities of issuers in emerging markets are subject to additional risks, including less social, political, and economic stability, smaller securities markets, and potential for expropriation or nationalization.

Operational and Cybersecurity Risk (Applicable to all Funds). The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk (Applicable to all Funds). The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Patent, IP, and R&D Pipeline Risk (applicable to the Corgi U.S. Health Care ETF). Health care companies, particularly pharmaceutical and biotechnology firms, depend on patent protection and successful research and development to generate revenue. Loss of patent exclusivity may sharply reduce revenue (the "patent cliff"); clinical trial failures, regulatory rejections, manufacturing issues, or safety concerns can erase years of investment. Product pipelines are uncertain and the cost of developing new therapies is high.

Permitting and Project Execution Risk (applicable to the Corgi U.S. Infrastructure Development ETF). Companies that benefit from infrastructure investment are exposed to the permitting process, environmental review, community opposition, and construction execution challenges that can delay or derail projects. Cost overruns, contractor disputes, labor shortages, and regulatory approvals may delay revenue recognition or reduce profitability. Multi-year project cycles increase exposure to changes in policy, interest rates, and macroeconomic conditions.

Portfolio Turnover Risk (applicable to the Corgi Free Cash Flow ETF). The Fund's Index may be rebalanced and reconstituted more frequently than broad market indexes, which may result in higher portfolio turnover, transaction costs, and taxable distributions to shareholders.

Pricing Power and Margin Risk (applicable to the Corgi U.S. Consumer Staples ETF). Consumer staples companies' profitability depends in part on the ability to maintain pricing power against private label competition, retail consolidation, and shifting consumer preferences toward value brands. Margin pressure may arise from retailer power, e-commerce price transparency, promotional intensity, or consumer trade-down during economic stress. Brand strength, distribution scale, and innovation are key to defending margins.

Property Type Concentration Risk (applicable to the Corgi U.S. Real Estate ETF and Corgi U.S. REIT ETF). The Fund's investments may be concentrated in particular property types (for example, office, residential, industrial, retail, lodging, health care, or data centers). Concentration in a specific property type may make the Fund more sensitive to factors affecting that type, including occupancy trends, tenant credit quality, supply growth, capital expenditure cycles, and shifts in demand patterns such as those caused by remote work, e-commerce, or aging demographics.

Real Estate Sector Risk (applicable to the Corgi U.S. Real Estate ETF). The Fund's investments are concentrated in the real estate sector. Real estate companies, including real estate investment trusts ("REITs"), are subject to risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, supply and demand dynamics, occupancy rates, and zoning and environmental laws. Real estate companies may have limited diversification, may be highly leveraged, and may be subject to losses from casualty or condemnation. The value of real estate securities may decline due to changes in local, regional, or general economic conditions, increases in property taxes, and changes in interest rates. REITs may fail to qualify for favorable tax treatment, resulting in unfavorable tax consequences.

Regulatory and Reimbursement Risk (applicable to the Corgi U.S. Health Care ETF). Health care companies are subject to extensive regulation by federal, state, and foreign agencies, including the Food and Drug Administration and the Centers for Medicare & Medicaid Services. Changes in reimbursement rates from government and private payors, drug pricing policy, coverage decisions, and approval pathways may materially affect revenues and profitability. Litigation, recalls, enforcement actions, and product safety concerns may also affect results.

Regulatory and Spectrum Risk (applicable to the Corgi U.S. Communication Services ETF). Communication services companies are subject to extensive federal, state, and international regulation, including oversight by the Federal Communications Commission. Changes in regulation, spectrum allocation, licensing requirements, antitrust enforcement, net neutrality rules, or universal service obligations can materially affect operating costs, competitive dynamics, and revenue. Spectrum auctions and capacity constraints may also influence capital expenditure requirements.

REIT Risk (applicable to the Corgi U.S. REIT ETF). REITs are subject to risks inherent in the real estate market, including changes in real estate values, interest rates, property taxes, cash flow of underlying properties, occupancy rates, and zoning and environmental laws. REITs may have limited diversification and may be highly leveraged, which may amplify gains and losses. Equity REITs may be affected by changes in the value of the properties they own, while mortgage REITs may be affected by the quality of the credit they extend. REITs may fail to qualify for favorable tax treatment under the Internal Revenue Code, which could result in unfavorable tax consequences for the Fund and its shareholders. REITs are also subject to the risk that the real estate market may experience an economic downturn generally.

Semiconductor Industry Risk (applicable to the Corgi U.S. Semiconductor ETF). The Fund invests in companies in the semiconductor industry, which involves greater risks than investing in companies across many industries. The semiconductor industry is characterized by rapid technological change, short product life cycles, and intense global competition. Companies in this industry face risks including, but not limited to: product obsolescence due to rapid advances in technology; cyclicality of supply and demand that can lead to periods of over-capacity, inventory buildup, and sharp pricing declines, as well as periods of severe shortages that disrupt production and distribution; high capital expenditure requirements, as semiconductor fabrication and testing facilities require substantial and ongoing investment; dependence on intellectual property, including patents, trade secrets, and design expertise, and the risk of infringement claims from competitors; supply chain disruptions, including dependence on third-party foundries, raw material suppliers, and specialized equipment manufacturers; export controls, trade restrictions, tariffs, and geopolitical tensions that may limit the ability of semiconductor companies to sell products internationally or source materials and manufacturing capacity from certain countries; pricing pressure from customers and competitors, including large original equipment manufacturers ("OEMs") that may demand significant pricing concessions; dependence on a limited number of third-party suppliers for wafer fabrication, packaging, assembly, and testing services; competition from new market entrants, including companies developing alternative chip architectures and technologies such as artificial intelligence accelerators, custom silicon, and advanced packaging; exposure to international operations, including manufacturing and assembly facilities located in regions subject to political instability, natural disasters, or pandemic-related disruptions; and risks related to government subsidies and industrial policy, including the potential for changes in government support programs such as the CHIPS Act or similar international initiatives. The semiconductor industry has historically experienced significant volatility, and the prices of semiconductor securities may decline sharply in response to any of the factors described above.

Small- and Mid-Capitalization Companies Risk (applicable to the Corgi U.S. Biotech ETF, Corgi Global Infrastructure ETF, Corgi Buyout Replication ETF). The Fund may invest in small- and mid-capitalization companies, which may be more volatile and less liquid than larger companies. Small- and mid-capitalization companies may have limited financial resources, narrower product lines, less experienced management, and smaller market share, making them more susceptible to adverse business or economic developments.

Third-Party Data Risk (Applicable to all Funds). The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk (Applicable to all Funds). The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Trading Halt and Early Close Risk (Applicable to all Funds). Trading in Shares on the Exchange may be halted in certain circumstances, including due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Trading is also subject to halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met. In addition, the Exchange or other U.S. exchanges may close early on certain days, which may affect investors’ ability to buy or sell Shares.

Unaffiliated Index Provider Risk (Applicable to all Funds). The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk (Applicable to all Funds). Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available. Valuation differences can contribute to NAV volatility, premiums or discounts, and tracking difference.

PORTFOLIO HOLDINGS INFORMATION

The Funds' complete portfolio holdings will be made available on the Funds' website at www.corgifunds.com on each business day, consistent with applicable SEC requirements (including Rule 6c-11). A full description of the Funds' policies and procedures regarding disclosure of portfolio holdings is provided in the Fund's Statement of Additional Information (the "SAI").

MANAGEMENT

Investment Adviser

Corgi Strategies, LLC (the "Adviser"), located at 425 Bush St, Suite 500, San Francisco, CA 94104, is a Delaware limited liability company registered with the SEC as an investment adviser and serves as investment adviser to each Fund. The Adviser was founded in July 2025, and as of [ ], 2026, has $[________] assets under management.

The Adviser is responsible for overall portfolio management and administration of each Fund pursuant to an investment advisory agreement with Corgi ETF Trust I (the "Trust") (the "Advisory Agreement"). In addition to executing portfolio transactions, the Adviser may arrange for, and oversee, service providers performing transfer agency, custody, fund administration/accounting, distribution, and other services necessary for each Fund's operations.

For its services to each Fund, each Fund pays the Adviser a unitary management fee, calculated daily and paid monthly, from the Fund's average daily net assets. Under the Advisory Agreement, the Adviser pays substantially all of the Fund's expenses except for: the advisory fee itself; interest charges on borrowings; taxes; brokerage commissions and other expenses related to buying and selling portfolio investments; dividends and other expenses on securities sold short; acquired fund fees and expenses; any accrued deferred tax liability; distribution fees and expenses under any Rule 12b-1 plan; litigation and other extraordinary expenses; and any other expenses the Fund is responsible for under the Advisory Agreement (collectively, the "Excluded Expenses").

Additional information about portfolio transactions, brokerage selection, and research services is provided in the SAI under Brokerage Transactions.

Advisory Agreement

A discussion of the basis for the Board's approval of the Advisory Agreement will appear in the Fund's Annual Report to shareholders for the period ended September 30, 2026, on Form N-CSR.

Portfolio Managers

The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Additional information regarding the portfolio manager's compensation, other accounts managed, and ownership of Shares is provided in the Fund's SAI.

HOW TO BUY AND SELL SHARES

The Fund issues and redeems shares of the Fund ("Shares") only in large blocks called "Creation Units," at a Fund's net asset value ("NAV") next determined after an order is accepted. Only authorized participants ("APs"), who must be members or participants of a registered clearing agency and must have an executed participant agreement with a Fund's distributor and transfer agent, may transact in Creation Units directly with the Fund. Once created, Shares may be bought and sold in the secondary market in amounts less than a Creation Unit.

Most investors buy and sell shares in secondary-market transactions through brokers. Shares are expected to be listed for trading on [ ] (the "Exchange") and can be bought and sold throughout the trading day at market prices. Investors may pay customary brokerage commissions and, because secondary-market transactions occur at market prices, investors may pay more than NAV when buying Shares and receive less than NAV when selling Shares.

Book Entry

Shares are held only in book-entry form. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares. Beneficial ownership of Shares is shown on the records of DTC or its participants (e.g., brokers, banks, and other financial institutions). As a beneficial owner, you will not receive physical certificates and must rely on DTC and its participants to exercise rights associated with owning Shares, consistent with standard "street name" procedures.

Frequent Purchases and Redemptions of Shares

The Funds do not impose restrictions on the frequency of purchases and redemptions of Shares. Purchases and redemptions by APs are integral to the ETF arbitrage mechanism and help keep market prices of Shares close to NAV. The Board has considered the potential for frequent purchases and redemptions, particularly for cash, to increase portfolio transaction costs, tracking difference, and realized capital gains, and has approved policies to mitigate these effects, including fair-value pricing and the imposition of transaction fees on Creation Unit purchases and redemptions designed to cover a Fund's costs. Each Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

Each Fund's NAV is calculated as of the close of regular trading on [ ] (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing the Fund's net assets by the number of Shares outstanding.

In determining NAV, portfolio securities and other assets are generally valued at market value using quotations, last sale prices, or values supplied by a pricing service or market makers. When such information is unavailable or is deemed unreliable, the affected investments are valued at fair value pursuant to the Fund's valuation procedures.

Fair Value Pricing

The Board has designated the Adviser as each Fund's "valuation designee" under Rule 2a-5 of the 1940 Act, subject to the Board's oversight. The Adviser has adopted valuation policies and procedures to determine, in good faith, the fair value of investments for which market quotations are not readily available or are considered unreliable (for example, following a trading halt or when a primary pricing source fails to provide data). In making fair-value determinations, the Adviser may consider all reasonably available information deemed relevant, including issuer-specific data, market conditions, recent trading activity, and the circumstances that triggered the need for fair value. Because fair value determinations involve judgments, the prices assigned may differ from values realized upon sale.

Investments by Other Registered Investment Companies in the Fund

Investments by registered investment companies in a Fund are subject to the limits of Section 12(d)(1) of the 1940 Act and related rules. Other registered investment companies may invest in the Fund beyond the Section 12(d)(1) limits in accordance with applicable SEC rules (e.g., Rule 12d1-4) and conditions, which may include entering into a fund-of-funds investment agreement with the Fund.

Delivery of Shareholder Documents - "Householding"

Certain intermediaries may offer "householding," a method of delivery under which a single copy of shareholder documents is sent to investors sharing an address, even if accounts are registered in different names. If you wish to enroll in, or to change your householding election, please contact your broker-dealer or other financial intermediary.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund generally declares and pays dividends from net investment income, if any, at least once a year. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income or realized gains. Each Fund will declare and pay income and capital gain distributions, if any, in cash. Cash distributions may be reinvested in additional whole Shares only if the broker through whom you hold Shares offers that option. Your broker is responsible for delivering any income and capital gain distributions to you.

Taxes

The following discussion summarizes certain U.S. federal income tax considerations that generally apply to investments in a Fund. Your situation may differ. You should consult your tax adviser regarding the tax consequences of investing in Shares, including the application of foreign, state, and local tax laws.

The Fund intends to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund satisfies minimum distribution requirements, a RIC is generally not subject to fund-level federal income tax on income and gains that are timely distributed to shareholders. If a Fund were to fail to qualify as a RIC or fail to meet the distribution requirements (and no relief were available), it could be subject to fund-level taxation, which would reduce income available for distribution.

Unless your Shares are held through a tax-exempt entity or tax-advantaged account (such as an IRA), you should consider potential tax consequences when a Fund makes distributions, when you sell Shares on the Exchange, and (for institutional investors only) when you purchase or redeem Creation Units.

This general discussion is based on the Code and applicable Treasury regulations in effect on the date of this Prospectus. New legislation, administrative guidance, or court decisions may materially change these conclusions and may apply retroactively.

Taxes on Distributions

For federal income tax purposes, distributions of a Fund's net investment income are generally taxable to shareholders as ordinary income or as qualified dividend income. Tax treatment of distributions of net capital gains (if any) depends on how long the Fund held the investments that generated such gains, not on how long you have held your Shares. Sales of assets held by the Fund for more than one year generally produce long-term capital gains or losses; sales of assets held for one year or less generally produce short-term capital gains or losses. Distributions that the Fund reports as capital gain dividends ("Capital Gain Dividends") are taxable to shareholders as long-term capital gains. Distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether received in cash or reinvested in additional Shares.

Distributions a Fund reports as "qualified dividend income" are generally taxed to non-corporate shareholders at the rates applicable to long-term capital gains, provided holding-period and other requirements are met. "Qualified dividend income" generally includes dividends from U.S. corporations and from certain qualified foreign corporations (including those incorporated in a U.S. possession, eligible for benefits under a comprehensive U.S. income tax treaty, or whose stock is readily tradable on an established U.S. market). Corporate shareholders may be eligible for a dividends-received deduction with respect to portions of dividends attributable to qualifying dividends the Fund receives from U.S. corporations, subject to applicable limitations.

Shortly after the close of each calendar year, you will receive information describing the character of distributions you received from the distributing Fund.

In addition to federal income tax, certain individuals, trusts, and estates are subject to a 3.8% Net Investment Income ("NII") tax. This tax is imposed on the lesser of: (i) net investment income (as reduced by properly allocable deductions) or (ii) the excess of modified adjusted gross income over specified thresholds ($250,000 for married filing jointly, $200,000 for single filers, and $125,000 for married filing separately). The Fund's distributions and any capital gains realized on a sale or redemption of Shares are generally included in net investment income for purposes of the NII tax.

In general, distributions are taxable to you in the year paid. However, certain distributions paid in January may be treated as paid on December 31 of the year prior. In general, distributions are taxable even if they are paid from income or gains earned by the Fund before you purchased Shares (and thus were reflected in the Shares' NAV at the time of purchase).

You may want to avoid purchasing Shares immediately before a dividend or other distribution, since the distribution will generally be taxable to you even if, in economic terms, it represents a return of part of your investment.

If you are neither a U.S. citizen nor a U.S. resident (or are a foreign entity), distributions (other than Capital Gain Dividends) will generally be subject to U.S. withholding tax at a 30% rate, unless a lower treaty rate applies. Under certain circumstances, a Fund may report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% withholding tax, provided other requirements are met.

The Foreign Account Tax Compliance Act ("FATCA") may require each Fund to withhold a 30% tax (generally not refundable) from distributions of net investment income made to: (A) certain foreign financial institutions that do not satisfy applicable FATCA reporting or due-diligence requirements (or that are not treated as compliant under an applicable intergovernmental agreement), and (B) certain non-financial foreign entities that do not provide required information regarding substantial U.S. owners. FATCA may also affect the Fund's returns on foreign investments or a shareholder's returns if Shares are held through a foreign intermediary. Consult your tax adviser regarding FATCA's application and any related certification, compliance, reporting, and withholding obligations.

Each Fund (or a financial intermediary, such as a broker, through which a shareholder holds Shares) is generally required to withhold and remit to the U.S. Treasury a portion of taxable distributions and sale or redemption proceeds if the shareholder fails to furnish a correct taxpayer identification number, has underreported certain interest or dividend income, or fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if Shares have been held for more than one year, and as short-term capital gain or loss if Shares have been held for one year or less. However, a capital loss on Shares held six months or less is treated as long-term to the extent of Capital Gain Dividends received with respect to such Shares. Losses are disallowed to the extent you acquire (including through dividend reinvestment) substantially identical Shares within a 61-day period beginning 30 days before and ending 30 days after the sale.

Taxes on Purchases and Redemptions of Creation Units

An authorized participant ("AP") whose functional currency is the U.S. dollar and who exchanges securities for Creation Units generally recognizes gain or loss equal to the difference between (i) the value of the Creation Units at the time of the exchange and (ii) the AP's aggregate basis in the securities delivered plus any cash paid. An AP that exchanges Creation Units for securities will generally recognize gain or loss equal to the difference between (i) the AP's basis in the Creation Units and (ii) the aggregate U.S. dollar market value of the securities received plus any cash received.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares comprising the Creation Units were held for more than one year, and as short-term capital gain or loss if held for one year or less.

The IRS may assert that a loss realized upon an exchange of securities for Creation Units is not currently deductible (e.g., under the "wash sale" rules for an AP not marking to market, or on the theory that there was no significant change in economic position). APs should consult their own tax advisers about the application of wash sale rules and the timing of any loss deductions.

A Fund may include a payment of cash in addition to, or in place of, delivering a basket of securities when redeeming Creation Units. To raise cash for such redemptions, the Fund may sell portfolio securities, potentially recognizing investment income and/or capital gains or losses it might not have recognized if the redemption had been satisfied entirely in kind. As a result, including cash in redemption proceeds can reduce the Fund's tax efficiency.

REIT-Related Tax Considerations (Applicable to the Corgi U.S. REIT ETF and Corgi U.S. Real Estate ETF). Each of these Funds invests significantly in real estate investment trusts ("REITs"), which gives the Fund's distributions certain special tax characteristics. Dividends a Fund receives from a REIT may be treated as qualified dividend income only to the extent the distributions are attributable to qualified dividend income received by the REIT. Accordingly, it is expected that dividends a Fund receives from REITs and distributes to shareholders generally will be taxable to shareholders as ordinary income and will not be eligible for the reduced tax rates that apply to qualified dividend income. However, a Fund may report dividends as eligible for the 20% deduction available to non-corporate shareholders under Section 199A of the Code ("Section 199A dividends") to the extent the Fund's income is derived from ordinary REIT dividends ("qualified REIT dividends"), reduced by allocable Fund expenses. A shareholder may treat a Section 199A dividend as eligible for the 20% deduction only if the shareholder has held Fund Shares for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the Shares become ex-dividend with respect to the dividend. In addition, REITs often make distributions in excess of their current and accumulated earnings and profits (for example, as a result of depreciation deductions on real property). If a Fund's distributions for a taxable year exceed its current and accumulated earnings and profits, the excess generally will be treated as a return of capital. A return of capital distribution generally is not currently taxable, but it reduces a shareholder's cost basis in Shares (resulting in a higher capital gain or lower capital loss when the Shares are sold), and once a shareholder's basis is reduced to zero, further return-of-capital distributions are treated as capital gain.

Foreign Investment Considerations. For Funds that invest in non-U.S. issuers (including the Corgi Global Infrastructure ETF, Corgi Aerospace & Defense ETF, Corgi U.S. Semiconductor ETF, and Corgi Gold Miners ETF), special tax considerations may apply. Foreign jurisdictions may impose withholding taxes on dividends, interest, and capital gains paid to a Fund. Where a Fund invests more than 50% of its total assets in foreign securities at the close of a taxable year, the Fund may elect under Section 853 of the Internal Revenue Code to pass through to shareholders a credit or deduction for foreign taxes paid by the Fund. Funds investing less than 50% in foreign securities are not eligible for this election, and foreign taxes paid by such Funds will reduce the Fund’s distributable income. In addition, certain non-U.S. issuers may be classified as “passive foreign investment companies” (“PFICs”) under the Internal Revenue Code. The tax consequences of investing in PFICs can be unfavorable. Funds may make a “mark-to-market” election or “qualified electing fund” (“QEF”) election with respect to PFIC investments to mitigate adverse tax consequences. Shareholders should consult their tax advisers regarding the federal, state, local, and foreign tax consequences of investing in a Fund that holds foreign securities.

The foregoing discussion summarizes some possible consequences under current federal tax law of investing in a Fund. It is not a substitute for personal tax advice. You may also be subject to foreign, state, and local taxes on Fund distributions and on sales of Shares. Consult your tax adviser regarding the tax consequences of investing in Shares under all applicable laws. For additional information, see "Federal Income Taxes" in the SAI.

DISTRIBUTION

[ ] (the "Distributor"), each Fund's distributor, is a broker-dealer registered with the SEC, serves as the Fund's distributor for Creation Units on an agency basis and does not make a secondary market in Shares. The Distributor does not set Fund policies or select the portfolio securities of the Fund. The Distributor's principal address is [ ].

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, a Fund is authorized to pay up to 0.25% of its average daily net assets each year for distribution-related services in connection with the sale and distribution of its Shares.

The Funds do not currently pay Rule 12b-1 fees and there are no current plans to impose such fees. If Rule 12b-1 fees are charged in the future, because they are paid from Fund assets on an ongoing basis, these fees would increase the cost of your investment over time and may exceed certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

When available, information about how often Shares traded on the Exchange at a price above (at a premium to) or below (at a discount to) the Fund's NAV will be provided on the Fund's website at www.corgifunds.com.

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of any equation by which to determine redeemability of Shares. The Exchange has no duty or liability to shareholders for the administration, marketing, or trading of the Shares.

Without limiting the foregoing, in no event shall the Exchange have any liability for lost profits or for indirect, punitive, special, or consequential damages, even if advised of the possibility of such damages.

The Adviser and the Fund make no representation or warranty, express or implied, to owners of Shares or to the public regarding the advisability of investing in securities generally or in the Fund specifically.

Derivative and Direct Action Limitations.

The Trust's Agreement and Declaration of Trust (the "Declaration of Trust") sets forth a detailed process for shareholders to bring derivative or direct actions. Before bringing a derivative action, a demand by three unrelated shareholders must be made to the Trust's Trustees. Upon receiving a demand, the Trustees have 90 days, extendable by an additional 60 days, to consider it. If a majority of the independent Trustees determine that pursuing the requested action is not in the best interests of the Fund, they must reject the demand, and the complaining shareholders may not proceed unless they can demonstrate that the Trustees' decision was not a good-faith exercise of business judgment. In addition, shareholders owning Shares representing no less than a majority of the Fund's outstanding Shares must join in bringing any derivative action. The Declaration of Trust provides that no shareholder may bring a direct action alleging injury as a shareholder of the Trust or any Fund where the matters alleged would, if true, give rise to a claim belonging to the Trust, unless the shareholder has suffered a harm distinct from that of other shareholders. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust (paragraphs (b), (c), (d), (e), and (f)), do not apply to claims arising under the federal securities laws. Paragraph (c) provides that, except as otherwise provided by law, any action arising out of or relating to the Trust shall be brought exclusively in the Court of Chancery of the State of Delaware.

Exclusive Forum.

The Declaration of Trust provides that shareholder actions against the Fund must be filed exclusively in state or federal courts located in Delaware. This forum provision does not apply to claims under the federal securities laws. Limiting actions to courts in Delaware may impose economic hardship on shareholders and may limit access to a forum some shareholders would otherwise prefer, which could discourage such actions.

Jury Trial Waiver.

The Declaration of Trust provides that shareholders waive the right to a jury trial for claims arising out of or relating to the Declaration of Trust, the Trust, or the Shares. This jury trial waiver does not apply to claims arising under the federal securities laws.

Nothing in this section protects or indemnifies any person against liability to which they would otherwise be subject under the federal securities laws.

FINANCIAL HIGHLIGHTS

This section ordinarily presents Financial Highlights to help you understand each Fund's performance over its operating period. Because the Fund has not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

The Funds

Adviser

Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104

Distributor

[ ]

Independent Registered Public Accounting Firm

[ ]

Administrator, Fund Accountant, and Transfer Agent

[ ]

Custodian

[ ]

Investors may find more information about the Fund in the following documents:

Statement of Additional Information: The Fund's SAI includes further details about the Fund's investments and other information. A current SAI dated [  ], 2026, as supplemented from time to time, is on file with the SEC and is incorporated by reference into this Prospectus; it is legally part of this Prospectus.

Annual/Semi-Annual Reports : Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's first annual report after operations commence, you will find a discussion of market conditions and investment strategies that materially affected performance. Form N-CSR contains the Fund's annual and semi-annual financial statements.

You can obtain free copies of these documents when available, request other information, or make general inquiries about the Fund by contacting: Information about the Fund, including its current Statement of Additional Information, shareholder reports, and other Fund information, is also available free of charge on the Fund's website at www.corgifunds.com.

Corgi ETF Trust I, c/o 425 Bush St, Suite 500, San Francisco, CA 94104 or by calling (855) 552-6744.

Shareholder reports and other information about the Fund are also available on the EDGAR database on the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

•	Free of charge from the Fund’s Internet website at corgifunds.com; or

•	For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-24117)

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

SUBJECT TO COMPLETION

July 9, 2026

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Fund Name	Ticker	Principal U.S. Listing Exchange
Corgi U.S. Biotech ETF	[ ]	[ ]
Corgi Global Infrastructure ETF	[ ]	[ ]
Corgi U.S. Infrastructure Development ETF	[ ]	[ ]
Corgi U.S. Homebuilders ETF	[ ]	[ ]
Corgi Aerospace & Defense ETF	[ ]	[ ]
Corgi U.S. Semiconductor ETF	[ ]	[ ]
Corgi U.S. Industrials ETF	[ ]	[ ]
Corgi U.S. Energy ETF	[ ]	[ ]
Corgi U.S. Communication Services ETF	[ ]	[ ]
Corgi U.S. Consumer Discretionary ETF	[ ]	[ ]
Corgi U.S. Consumer Staples ETF	[ ]	[ ]
Corgi U.S. Financials ETF	[ ]	[ ]
Corgi U.S. Health Care ETF	[ ]	[ ]
Corgi U.S. Real Estate ETF	[ ]	[ ]
Corgi U.S. REIT ETF	[ ]	[ ]
Corgi Gold Miners ETF	[ ]	[ ]
Corgi Free Cash Flow ETF	[ ]	[ ]
Corgi Micro-Cap ETF	[ ]	[ ]
Corgi Buyout Replication ETF	[ ]	[ ]

(each, a "Fund" and collectively "the Funds")

each listed on [ ]

STATEMENT OF ADDITIONAL INFORMATION

 [ ], 2026

This Statement of Additional Information ("SAI") is not a prospectus and should be read together with the Prospectuses for the Funds (each, a "Fund" and collectively, the "Funds"), each a series of Corgi ETF Trust I (the "Trust"), dated  [ ], 2026, as they may be supplemented from time to time (each, a "Prospectus"). Unless noted otherwise, capitalized terms used in this SAI have the same meanings as in the applicable Prospectus. A copy of a Prospectus may be obtained without charge by email to contact@corgifunds.com, visiting www.corgifunds.com, or writing to the Trust, c/o 425 Bush St, Suite 500, San Francisco, CA 94104.

The Funds' audited financial statements for the most recent fiscal year, when available, will be incorporated into this SAI by reference to the Funds' most recent annual report on Form N-CSR. You can obtain a copy of the Certified Shareholder Report free of charge by contacting the Fund at the mailing address or email listed above.

TABLE OF CONTENTS

General Information about the Trust
Additional Information about Investment Objectives, Policies, and Related Risks
Description of Permitted Investments
Investment Restrictions
Exchange Listing and Trading
Management of the Trust
Principal Shareholders, Control Persons and Management Ownership
Codes of Ethics
Proxy Voting Policies
Investment Adviser
Portfolio Managers
The Distributor
Administrator
Transfer Agent and ETF Order Management
Custodian
Independent Registered Public Accounting Firm
Portfolio Holdings Disclosure Policies and Procedures
Description of Shares
Limitation of Trustees' Liability
Brokerage Transactions
Portfolio Turnover Rate
Book Entry Only System
Purchase and Redemption of Shares in Creation Units
Dividends and Distributions
Federal Income Taxes
Financial Statements

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company with multiple series, each an exchange-traded fund. This SAI relates to the Funds. The Trust is a Delaware statutory trust formed on July 15, 2025. The Trust is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (together with the rules and regulations thereunder, the "1940 Act"), as an open-end management investment company, and the offering of shares of beneficial interest ("Shares") is registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust is governed by its Board of Trustees (the "Board"). Each Fund seeks investment results that, before fees and expenses, correspond generally to the performance of its respective underlying index, as described in the Prospectus. Corgi Strategies, LLC (the "Adviser") will serve as investment adviser to the Funds.

Each Fund offers and issues Shares at their net asset value ("NAV") only in aggregations of a specified number of Shares (each, a "Creation Unit"). A Fund generally issues and redeems Creation Units in exchange for a basket of securities ("Deposit Securities") together with a specified cash payment (the "Cash Component"). The Trust may permit or require the substitution of a cash amount ("Deposit Cash") in lieu of some or all Deposit Securities. Shares are expected to be listed on the Exchange and trade on the Exchange at market prices, which may differ from NAV. Shares are redeemable only in Creation Unit aggregations and, in general, in exchange for portfolio securities and a specified cash payment, or instead, entirely for cash. As a practical matter, mostly only institutions or large investors, known as "Authorized Participants" or "APs," purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Each Fund's fiscal year ends September 30.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

The Funds' investment objectives and principal investment strategies are described in the Prospectuses under "Investment Objective" and "Principal Investment Strategies," respectively. The information below supplements, and should be read together with, the Prospectuses. For a description of certain permitted investments, see "Description of Permitted Investments" in this SAI.

With respect to the Funds' investments, unless otherwise noted, if a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease due to market movements or redemptions will not, by itself, result in a violation of that limitation.

Diversification

Each Fund is classified as "non-diversified" under the 1940 Act. As a non-diversified fund, each Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Each Fund intends to maintain the diversification required under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and otherwise operate so as to qualify as a regulated investment company ("RIC").

General Risks

The value of a Fund's portfolio securities may fluctuate with changes in an issuer's or counterparty's financial condition, with issuer-specific or industry-specific developments, and with broader economic or political conditions. An investor in a Fund could lose money over short or long periods.

There is no assurance that a liquid market will exist for all securities held by a Fund. Market liquidity may depend on whether dealers are willing to make markets in particular securities. There can be no assurance that a market will be made or maintained, or that any such market will remain liquid. The price at which securities may be sold, and the value of Shares, can be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Financial markets, domestic and foreign, have at times experienced unusually high volatility. Continuing events and market turbulence may adversely affect Fund performance.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

•          AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

•          Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

•          Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

•          Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Trading Halt and Early Close Risk. Trading in Shares on the Exchange may be halted in certain circumstances, including due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Trading is also subject to halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of Shares will continue to be met. In addition, the Exchange or other U.S. exchanges may close early on certain days, which may affect investors’ ability to buy or sell Shares.

Cyber Security Risk. Investment companies and their service providers face operational and information-security risks from cyber incidents. Cyber events include, among other things, data theft or corruption, denial-of-service attacks, unauthorized release of confidential information, and other breaches. Cyber incidents affecting a Fund or the Adviser, custodian, transfer agent, intermediaries, or other third-party service providers may, among other effects, disrupt the processing of shareholder transactions, impair a Fund's ability to calculate its NAV, cause the release of private shareholder or issuer information, impede trading, result in regulatory fines or financial losses, and damage reputation. A Fund may also incur additional costs for cybersecurity risk management. Similar risks affect issuers in which a Fund invests and could have material adverse consequences for such issuers, potentially reducing the value of the Fund's investments.

DESCRIPTION OF PERMITTED INVESTMENTS

The following describes the investments and techniques the Fund may use, and the related risks. The Fund will employ any investment or practice below only if it is consistent with the Fund's investment objective and permitted by the Fund's stated policies. Some items discussed in this SAI are not principal strategies, as disclosed in the Prospectus; while the Fund is permitted to use them, it is not required to do so.

Borrowing

Although the Funds do not expect to borrow, each may do so to the extent allowed by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. Any borrowing is expected to be for short-term or emergency purposes, not for investment, and would be repaid promptly. Borrowing magnifies the effect on NAV of changes in the market value of the Fund's holdings.

Equity Securities

Equity securities (for example, common stock) are subject to stock-market risk and may fluctuate significantly as market conditions, investor sentiment, or an issuer's financial position change. Declines in the value of equity holdings may cause the Fund's Shares to fall in value.

Types of Equity Securities:

Common Stocks - Common stock represents an ownership interest in an issuer, typically with voting rights and the potential to receive dividends. Unlike preferred stock, dividends on common stock are not fixed and are declared at the discretion of the issuer's board of directors.

Preferred Stocks - Preferred stock represents an ownership interest that typically has priority over common stock for dividends and liquidation proceeds, but is junior to the issuer's liabilities. Preferred stock generally has no voting rights.

Rights and Warrants - Rights give existing shareholders the privilege to subscribe to a new issue of common stock, usually for a short period at a discount to the public offering price. Warrants are long-dated options that allow the holder to purchase common shares at a specified price.

ADDITIONAL RISKS

Aerospace, Defense, and Security Industry Concentration Risk. The Fund's investments are concentrated in the aerospace, defense, and security industries. Companies in these industries are subject to risks including dependence on U.S. and foreign government defense and security spending, the cancellation or reduction of military and security contracts, competitive pressures, technological obsolescence, intense regulatory oversight (including export controls and procurement rules), and litigation related to product safety and contract performance. A material portion of the Index, and therefore the Fund, may be represented by companies in the information technology sector, including providers of cybersecurity, surveillance, and other security-related technologies. Geopolitical events, changes in defense or security policy, and budget sequestration or other austerity measures may materially affect these companies' revenues and profitability. These companies may also be subject to export restrictions and sanctions compliance requirements.

Alternative Index Methodology Risk. The Fund tracks an index that uses a non-traditional, rules-based methodology designed to replicate a specific investment strategy. This methodology involves assumptions about the characteristics of private equity buyout targets and the factors that drive private equity returns. These assumptions may prove incorrect, and the Index methodology may not achieve its objective of replicating buyout returns.

Biotechnology Industry Risk. The Fund invests in companies in the biotechnology industry, which involves greater risks than more broadly diversified investments. Biotechnology companies face intense competition, rapid technological change, and significant dependence on patents and intellectual property. Many biotechnology companies are smaller, less-established companies that may have limited product lines, markets, or financial resources. The development and commercialization of new products is lengthy, costly, and uncertain, and many products never receive regulatory approval. Companies in this industry are heavily dependent on regulatory approvals from the U.S. Food and Drug Administration ("FDA") and comparable foreign agencies, and delays or denials of approvals can cause significant declines in stock prices. Biotechnology stocks have experienced and may continue to experience significant volatility.

Buyout / Private Equity Replication Risk. The Fund seeks to replicate the characteristics of private equity buyout strategies using publicly traded securities. There is no guarantee that the Fund's publicly traded portfolio will successfully replicate the risk, return, or performance characteristics of actual private equity buyout funds. Private equity returns are driven by factors including leverage, operational improvements, and illiquidity premiums that may not be fully replicable in a public market context. The Fund's returns may differ materially from the returns of private equity buyout funds.

Capital Goods Demand Cyclicality Risk. Industrial companies are sensitive to overall economic cycles, capital expenditure trends, and capacity utilization. Periods of economic weakness can sharply reduce demand for industrial equipment, construction services, and freight, leading to declining orders, margin compression, and excess capacity. Recovery cycles may be slow and uneven, and capital-intensive industrials may face delayed revenue recognition or write-downs of inventory and equipment.

Capital Sufficiency Risk. Micro-capitalization companies may have limited internal capital and depend on access to debt or equity markets to fund operations, growth, or working capital. Periods of credit stress, equity-market dislocation, or declining investor sentiment may sharply reduce access to capital. Without adequate capital, micro-cap companies may face liquidity problems, distress, or failure.

Cash Flow / Free Cash Flow Methodology Risk. The Fund's Index selects and weights securities based on free cash flow yield. Companies with high free cash flow yields may not continue to generate high free cash flows in the future. Free cash flow can be volatile and may be affected by capital expenditure decisions, changes in working capital, debt repayment, acquisition activity, and other factors. A company's free cash flow yield at the time of Index selection may not persist, and the Fund may hold companies whose free cash flow characteristics have deteriorated since the last reconstitution.

Communication Services Sector Risk. The Fund's investments are concentrated in the communication services sector. Communication services companies may be affected by rapid technological changes, intense competition, government regulation, consumer preferences, and shifting advertising revenues. Companies in this sector include those in telecommunications, media, entertainment, and interactive media and services. These companies may be subject to significant product and regulatory risks, including antitrust scrutiny, content regulation, data privacy laws, and intellectual property disputes. The communication services sector also includes companies whose market valuations may be based on future earnings expectations rather than current profitability, making them susceptible to significant price declines.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be subject to greater risk of loss as a result of adverse economic, business, or other developments affecting that industry than a more broadly diversified fund.

Consumer Discretionary Sector Risk. The Fund's investments are concentrated in the consumer discretionary sector. Consumer discretionary companies manufacture or sell non-essential goods and services and include automobile manufacturers, apparel companies, retailers, hotel operators, restaurant chains, and media companies. These companies are sensitive to economic cycles, consumer confidence, disposable income levels, and consumer spending patterns. The success of consumer discretionary companies may depend on competitive pricing, marketing effectiveness, and changing consumer preferences. Companies in this sector may also be subject to risks related to e-commerce disruption, supply chain constraints, and shifting demographic trends.

Consumer Spending Cyclicality Risk. Consumer discretionary companies are sensitive to changes in disposable income, consumer confidence, employment trends, and credit conditions. Economic downturns, rising unemployment, or higher interest rates may reduce demand for non-essential goods and services, including automobiles, apparel, leisure, and entertainment. Cyclical declines may be sharp and prolonged, particularly affecting companies with high fixed costs or premium pricing.

Consumer Spending Risk. The home construction industry is sensitive to consumer spending patterns and consumer confidence. Economic downturns, unemployment, or reductions in consumer income may reduce demand for new homes and home improvement products.

Consumer Staples Sector Risk. The Fund's investments are concentrated in the consumer staples sector. Consumer staples companies manufacture and sell food, beverages, tobacco, household products, and personal care products. While generally considered less cyclical than other sectors, consumer staples companies may be adversely affected by changes in raw material costs, consumer preferences, food safety regulations, import/export restrictions, competitive pressures, and demographic shifts. Companies in this sector may also face risks related to brand perception, product recalls, and supply chain disruptions. Although consumer staples companies tend to be less volatile, their growth prospects may be more limited during economic expansions.

Content and Platform Liability Risk. Companies in the communication services sector, particularly media, interactive media, and entertainment, face risks related to content liability, intellectual property disputes, defamation claims, and regulatory scrutiny of content moderation practices. Platform operators may face liability for user-generated content, privacy violations, or anticompetitive practices. Legal, regulatory, and reputational outcomes may materially affect operating results.

Credit Cycle Risk. Financial institutions, particularly banks and consumer lenders, are exposed to the credit cycle. Periods of economic weakness or recession may result in increased loan losses, higher loss provisions, deteriorating asset quality, and reduced capital availability. Excessive credit growth in prior periods may amplify subsequent losses, and counterparty defaults can spread quickly through the financial system.

Currency Risk. Because the Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates could reduce investment gains or increase investment losses. Currency exchange rates can be volatile, and are affected by, among other factors, the general economics of a country, actions of the U.S. and foreign governments, central banks, or supranational entities, the imposition of currency controls, and speculation.

Custom Index Risk. The Fund tracks a custom index that replicates a specific methodology. The custom index may not perform as well as the methodology it seeks to replicate, and differences in implementation, data, and reconstitution timing may result in performance divergence.

E-Commerce and Competitive Disruption Risk. Consumer discretionary companies face intense competition from direct-to-consumer business models, e-commerce platforms, and changing consumer preferences. Established retailers, brand owners, and service providers may lose market share to digitally native competitors, suffer margin compression from price transparency, or face stranded physical infrastructure. Rapid technological change, shifts in distribution channels, and evolving consumer behavior may materially affect performance.

Energy Sector Risk. The Fund's investments are concentrated in the energy sector. Energy companies are strongly affected by the levels and volatility of the prices of oil, natural gas, and other energy commodities. Energy companies may also be affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation (including environmental regulation), depletion of resources, technological developments, and labor relations. Companies in the energy sector may be adversely affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, and geopolitical developments.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

Factor-Based Investing Risk. The Fund invests based on a single factor (free cash flow yield), which may cause the Fund to underperform the broader equity market during certain periods. There is no guarantee that high free cash flow yield stocks will outperform other investment strategies. Factor-based strategies may result in sector or industry concentrations that differ materially from the broader market.

Financials Sector Risk. The Fund's investments are concentrated in the financials sector. Financial companies include commercial banks, insurance companies, broker-dealers, asset managers, and other financial institutions. These companies are subject to extensive government regulation and may be adversely affected by changes in interest rates, credit conditions, monetary policy, capital requirements, and regulatory oversight. Financial companies may also face risks related to asset quality, liquidity, leverage, and systemic risk. During periods of economic stress, financial companies may experience reduced earnings, increased loan losses, and declines in asset values. Changes in interest rates may affect the value of financial companies' assets and liabilities and their profitability.

Foreign and Emerging Market Mining Operations Risk. Gold mining companies frequently operate in jurisdictions outside the United States, including emerging and frontier markets, where they may be subject to political instability, expropriation, sanctions, contract repudiation, taxation changes, currency controls, and security risks. Operating standards, environmental regulation, and labor relations may vary materially across jurisdictions, and operational disruptions in producing countries may sharply affect profitability.

Foreign Securities Risk. The Fund invests in equity securities of non-U.S. issuers. Investments in non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geopolitical Risk. The aerospace and defense industry is sensitive to geopolitical events and international conflicts. Changes in global security conditions may increase or decrease demand for defense products and services, and geopolitical uncertainty may affect investor sentiment toward companies in this industry.

Geopolitical Supply Risk. Energy companies are subject to geopolitical events that can affect global energy supply, demand, and pricing. Conflicts in major producing regions, sanctions on producer nations, OPEC+ production decisions, disruptions to shipping lanes, and changes in international relations may sharply increase volatility in energy prices and disrupt operations. These risks may affect upstream, midstream, and downstream segments differently.

Global Trade and Tariff Risk. Industrial manufacturers and capital goods producers are exposed to global trade flows, tariffs, export controls, and supply chain disruptions. Changes in U.S. or foreign trade policy, sanctions, retaliatory tariffs, or shifts in cross-border manufacturing arrangements can increase input costs, disrupt supply chains, and reduce overseas demand. These risks may be particularly acute for companies with significant export exposure or reliance on foreign components.

Gold Price Risk. The Fund's performance is closely tied to the price of gold. Declines in the price of gold may adversely affect the revenues, earnings, and share prices of gold mining companies.

Geographic Investment Risk. Because the aerospace, defense, and security industries are concentrated in a limited number of countries (principally the United States and certain other developed markets), the Fund's investments are expected to be concentrated in those jurisdictions. Adverse economic, political, regulatory, or military developments in any of these jurisdictions, including changes in defense or procurement policy, sanctions, trade restrictions, or geopolitical conflict, could disproportionately affect the Fund's performance compared to a more geographically diversified investment.

Gold Mining Industry Risk. The Fund's investments are concentrated in the gold mining industry. Gold mining companies are highly dependent on the price of gold, which can fluctuate widely due to changes in supply and demand, central bank activity, monetary and fiscal policy, inflation expectations, geopolitical events, and investor sentiment. Gold mining companies are subject to operational risks, including mine closures, geological challenges, environmental liabilities, labor disputes, and regulatory changes. Many gold mining companies operate in jurisdictions with political, economic, or social instability, which may affect their operations and profitability. In addition, gold mining companies may produce, as by-products of gold extraction, other precious or industrial metals (including silver, copper, lead, zinc, and platinum-group metals), so the Index may include companies whose financial performance is also affected by the prices of such other metals.

Government Spending and Policy Risk. Companies in the infrastructure development, aerospace, and defense industries depend significantly on government contracts, appropriations, and policy support. Changes in federal, state, or local government spending, fiscal priorities, infrastructure legislation, defense budgets, or procurement policies could materially affect the demand for these companies’ products and services. Government contracts are often subject to competitive bidding, termination for convenience, cost audits, and other regulatory requirements. Political uncertainty, budget delays, sequestrations, or shutdowns may adversely affect the Fund’s investments.

Health Care Sector Risk. The Fund's investments are concentrated in the health care sector. Health care companies include pharmaceutical manufacturers, biotechnology firms, medical device makers, health care providers, health insurers, and health care technology companies. These companies are subject to extensive government regulation, including drug pricing and reimbursement policies, approval requirements for new products, and compliance with health care laws. Health care companies may be affected by patent expirations, product liability litigation, competitive pressures, and technological obsolescence. Legislative or regulatory changes, including those related to the Affordable Care Act or drug pricing, may materially affect the health care sector.

Home Construction Industry Risk. The Fund's investments are concentrated in the home construction industry. Home construction companies are subject to risks including changes in mortgage rates and availability of financing, housing demand, consumer confidence, demographic trends, government housing policies, raw material costs, and general economic conditions. The home construction industry is cyclical, and downturns in the housing market can result in significant declines in the value of home construction companies' securities. Rising interest rates typically reduce housing affordability and demand, adversely affecting homebuilders and related companies.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Industrials Sector Risk. The Fund's investments are concentrated in the industrials sector. Industrial companies are affected by changes in the supply and demand of products and services, product obsolescence, capital spending, and general economic conditions. Government regulation, labor relations, environmental compliance, commodity prices, and exchange rates may also adversely affect industrial companies. Companies in the industrials sector may be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. A significant portion of the Index is represented by securities of companies in the information technology sector. Information technology companies face intense competition, have limited product lines, and may have limited markets, financial resources, or personnel. Information technology companies are subject to rapid changes in technology, intense global competition, rapid product obsolescence, government regulation and scrutiny, increasing dependence on artificial intelligence and machine learning technologies, and the risks associated with reliance on intellectual property rights. These companies may also be adversely affected by changes in consumer preferences or demand, data privacy regulations, antitrust enforcement, and cybersecurity incidents. The prices of information technology securities have historically been more volatile than those of many other securities.

Infrastructure Development Risk. The Fund invests in companies involved in infrastructure development, which are subject to risks including dependence on government spending and policy, cyclicality of construction and development activities, and sensitivity to changes in raw material and commodity prices. Infrastructure development companies may also face risks related to project delays, cost overruns, and regulatory approvals. Changes in government administration, spending priorities, or fiscal policy may significantly affect companies in this space.

Infrastructure Industry Risk. Infrastructure companies may be subject to a variety of factors that may adversely affect their business, including high interest costs related to capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdowns, surplus capacity, increased competition, the uncertain impact of deregulation, and difficulty in raising capital on favorable terms. Infrastructure companies may also be affected by rising interest rates, which could increase borrowing costs and reduce the value of existing assets. The revenues and operating costs of infrastructure companies may be tied to government contracts or regulated rates that are subject to political and regulatory risk.

Input Cost and Commodity Risk. Consumer staples companies rely on agricultural commodities, packaging materials, energy, and other inputs whose prices can fluctuate significantly. Rising input costs may compress margins if companies cannot pass through price increases to consumers. Supply chain disruptions, weather events, disease outbreaks affecting livestock or crops, and trade policy changes may further pressure costs and availability.

Interest Rate Risk. REIT securities are particularly sensitive to changes in interest rates. Rising interest rates may increase borrowing costs for REITs, reduce the value of existing properties, and make REIT dividends less attractive relative to other income-producing investments. Conversely, declining interest rates may increase property values and demand for REIT securities.

Interest Rate Sensitivity Risk. Companies in the home construction industry are particularly sensitive to changes in interest rates. Rising interest rates increase borrowing costs for homebuyers and can reduce demand for new homes. Higher rates may also increase financing costs for homebuilders, reducing profitability.

Large-Capitalization Companies Risk. The Fund may invest a significant portion of its assets in the securities of large-capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing business or market conditions. Large-capitalization companies may be more mature and subject to limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Leverage Exposure Risk. Companies targeted by the Fund's Index may exhibit characteristics of leveraged buyout candidates, including higher-than-average debt levels. Highly leveraged companies are more sensitive to changes in interest rates, economic conditions, and creditworthiness. During periods of economic stress, leveraged companies may face increased risk of default, reduced access to capital, and greater earnings volatility.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value.

Micro-Capitalization Companies Risk. The Fund invests in micro-capitalization companies, which are subject to substantially greater risks of loss and price volatility than larger companies. Micro-capitalization stocks may trade infrequently and in small volumes, making it difficult to buy or sell shares at desired prices. Micro-capitalization companies typically have limited financial resources, product lines, markets, and management depth, making them more vulnerable to adverse business or economic developments. These companies may have shorter operating histories and may be more likely to fail or experience significant financial distress. As a result, the Fund may experience greater volatility and wider bid-ask spreads than funds investing in larger companies.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher tracking difference than more seasoned funds.

Non-U.S. Securities Risk. The Fund invests in securities of non-U.S. issuers, which involve risks beyond those associated with U.S. securities. These risks include currency risk, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, differing auditing and legal standards, and greater volatility. Securities of issuers in emerging markets are subject to additional risks, including less social, political, and economic stability, smaller securities markets, and potential for expropriation or nationalization.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take temporary defensive positions in response to market conditions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Patent, IP, and R&D Pipeline Risk. Health care companies, particularly pharmaceutical and biotechnology firms, depend on patent protection and successful research and development to generate revenue. Loss of patent exclusivity may sharply reduce revenue (the "patent cliff"); clinical trial failures, regulatory rejections, manufacturing issues, or safety concerns can erase years of investment. Product pipelines are uncertain and the cost of developing new therapies is high.

Permitting and Project Execution Risk. Companies that benefit from infrastructure investment are exposed to the permitting process, environmental review, community opposition, and construction execution challenges that can delay or derail projects. Cost overruns, contractor disputes, labor shortages, and regulatory approvals may delay revenue recognition or reduce profitability. Multi-year project cycles increase exposure to changes in policy, interest rates, and macroeconomic conditions.

Portfolio Turnover Risk. The Fund's Index may be rebalanced and reconstituted more frequently than broad market indexes, which may result in higher portfolio turnover, transaction costs, and taxable distributions to shareholders.

Pricing Power and Margin Risk. Consumer staples companies' profitability depends in part on the ability to maintain pricing power against private label competition, retail consolidation, and shifting consumer preferences toward value brands. Margin pressure may arise from retailer power, e-commerce price transparency, promotional intensity, or consumer trade-down during economic stress. Brand strength, distribution scale, and innovation are key to defending margins.

Property Type Concentration Risk. The Fund's investments may be concentrated in particular property types (for example, office, residential, industrial, retail, lodging, health care, or data centers). Concentration in a specific property type may make the Fund more sensitive to factors affecting that type, including occupancy trends, tenant credit quality, supply growth, capital expenditure cycles, and shifts in demand patterns such as those caused by remote work, e-commerce, or aging demographics.

Real Estate Sector Risk. The Fund's investments are concentrated in the real estate sector. Real estate companies, including real estate investment trusts ("REITs"), are subject to risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, supply and demand dynamics, occupancy rates, and zoning and environmental laws. Real estate companies may have limited diversification, may be highly leveraged, and may be subject to losses from casualty or condemnation. The value of real estate securities may decline due to changes in local, regional, or general economic conditions, increases in property taxes, and changes in interest rates. REITs may fail to qualify for favorable tax treatment, resulting in unfavorable tax consequences.

Regulatory and Reimbursement Risk. Health care companies are subject to extensive regulation by federal, state, and foreign agencies, including the Food and Drug Administration and the Centers for Medicare & Medicaid Services. Changes in reimbursement rates from government and private payors, drug pricing policy, coverage decisions, and approval pathways may materially affect revenues and profitability. Litigation, recalls, enforcement actions, and product safety concerns may also affect results.

Regulatory and Spectrum Risk. Communication services companies are subject to extensive federal, state, and international regulation, including oversight by the Federal Communications Commission. Changes in regulation, spectrum allocation, licensing requirements, antitrust enforcement, net neutrality rules, or universal service obligations can materially affect operating costs, competitive dynamics, and revenue. Spectrum auctions and capacity constraints may also influence capital expenditure requirements.

REIT Risk. REITs are subject to risks inherent in the real estate market, including changes in real estate values, interest rates, property taxes, cash flow of underlying properties, occupancy rates, and zoning and environmental laws. REITs may have limited diversification and may be highly leveraged, which may amplify gains and losses. Equity REITs may be affected by changes in the value of the properties they own, while mortgage REITs may be affected by the quality of the credit they extend. REITs may fail to qualify for favorable tax treatment under the Internal Revenue Code, which could result in unfavorable tax consequences for the Fund and its shareholders. REITs are also subject to the risk that the real estate market may experience an economic downturn generally.

Semiconductor Industry Risk. The Fund invests in companies in the semiconductor industry, which involves greater risks than investing in companies across many industries. The semiconductor industry is characterized by rapid technological change, short product life cycles, and intense global competition. Companies in this industry face risks including, but not limited to: product obsolescence due to rapid advances in technology; cyclicality of supply and demand that can lead to periods of over-capacity, inventory buildup, and sharp pricing declines, as well as periods of severe shortages that disrupt production and distribution; high capital expenditure requirements, as semiconductor fabrication and testing facilities require substantial and ongoing investment; dependence on intellectual property, including patents, trade secrets, and design expertise, and the risk of infringement claims from competitors; supply chain disruptions, including dependence on third-party foundries, raw material suppliers, and specialized equipment manufacturers; export controls, trade restrictions, tariffs, and geopolitical tensions that may limit the ability of semiconductor companies to sell products internationally or source materials and manufacturing capacity from certain countries; pricing pressure from customers and competitors, including large original equipment manufacturers ("OEMs") that may demand significant pricing concessions; dependence on a limited number of third-party suppliers for wafer fabrication, packaging, assembly, and testing services; competition from new market entrants, including companies developing alternative chip architectures and technologies such as artificial intelligence accelerators, custom silicon, and advanced packaging; exposure to international operations, including manufacturing and assembly facilities located in regions subject to political instability, natural disasters, or pandemic-related disruptions; and risks related to government subsidies and industrial policy, including the potential for changes in government support programs such as the CHIPS Act or similar international initiatives. The semiconductor industry has historically experienced significant volatility, and the prices of semiconductor securities may decline sharply in response to any of the factors described above.

Small- and Mid-Capitalization Companies Risk. The Fund may invest in small- and mid-capitalization companies, which may be more volatile and less liquid than larger companies. Small- and mid-capitalization companies may have limited financial resources, narrower product lines, less experienced management, and smaller market share, making them more susceptible to adverse business or economic developments.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available. Valuation differences can contribute to NAV volatility, premiums or discounts, and tracking difference.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed for a Fund without the approval of the holders of a majority of the Fund's outstanding voting securities. For purposes of the 1940 Act, a "majority of the outstanding voting securities" means the lesser of: (1) 67% or more of the voting securities present (if holders of more than 50% of the outstanding voting securities are present or represented by proxy); or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, a Fund may not:

Borrow money or issue senior securities, as that term is defined in the 1940 Act, except as permitted by Section 18 of the 1940 Act. Under Section 18, a Fund may borrow money from banks provided the Fund maintains at least 300% asset coverage (i.e., borrowings do not exceed one-third of total assets, including the borrowed amount). Certain transactions that may technically constitute senior securities, including derivative instruments (e.g., futures, options, and swaps), reverse repurchase agreements, short sales, and when-issued or delayed-delivery purchases, are permitted to the extent the Fund complies with applicable SEC rules and guidance, including Rule 18f-4 under the 1940 Act (governing the use of derivatives).

Make loans, except that a Fund may (i) lend portfolio securities in accordance with its investment policies and applicable SEC guidance; (ii) enter into repurchase agreements; and (iii) acquire debt instruments, loan participations, and similar obligations in the ordinary course of pursuing its investment objective, in each case to the extent permitted under the 1940 Act.

Purchase or sell real estate, except when obtained through ownership of securities or other instruments and only to the extent allowed by the 1940 Act. This does not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts ("REITs"), or securities of companies engaged in the real estate business.

Purchase or sell commodities, except when exposure arises incidentally through other instruments and only as permitted by the 1940 Act. This does not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Concentrate its investments in a particular industry or group of industries, as that term is used in the 1940 Act, except that each Fund will concentrate (i.e., invest 25% or more of its total assets) to approximately the same extent that its underlying Index concentrates in the securities of a particular industry or group of industries. Each Fund's industry-specific concentration commitment is as follows:

• Corgi U.S. Biotech ETF: biotechnology industry.

• Corgi Aerospace & Defense ETF: aerospace, defense, and security industries.

• Corgi U.S. Communication Services ETF: communication services industries.

• Corgi U.S. Consumer Discretionary ETF: consumer discretionary industries.

• Corgi U.S. Consumer Staples ETF: consumer staples industries.

• Corgi U.S. Energy ETF: oil, gas, and consumable fuels industries.

• Corgi U.S. Financials ETF: financial services industries.

• Corgi U.S. Health Care ETF: health care industries.

• Corgi U.S. Homebuilders ETF: homebuilding industry.

• Corgi U.S. Industrials ETF: industrial industries.

• Corgi U.S. Infrastructure Development ETF: infrastructure-related industries.

• Corgi U.S. Real Estate ETF: real estate industries.

• Corgi U.S. REIT ETF: real estate investment trusts.

• Corgi U.S. Semiconductor ETF: semiconductor industry, including semiconductor materials and equipment.

• Corgi Global Infrastructure ETF: infrastructure-related industries (global).

• Corgi Gold Miners ETF: gold mining industry.

• Corgi Free Cash Flow ETF: no specific industry commitment (concentration will be determined by the Index composition from time to time).

• Corgi Micro-Cap ETF: no specific industry commitment (concentration will be determined by the Index composition from time to time).

• Corgi Buyout Replication ETF: no specific industry commitment (concentration will be determined by the Index composition from time to time).

Underwrite securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

For this test, U.S. government securities (and agencies/instrumentalities), repurchase agreements backed by U.S. government securities, investment companies, and municipal securities are not treated as belonging to any industry.

In determining compliance with its concentration policy, the Fund will "look through" to the holdings of any investment company that discloses its portfolio daily. If an acquired fund does not publish holdings daily but states that it concentrates, or otherwise discloses concentration in a particular industry or group of industries, the Fund will treat it as concentrated accordingly.

For purposes of applying the concentration policy, the Fund may classify issuers by industry using any reasonable industry classification system, including SIC, NAICS, GICS, ICB, or a classification system developed by the Adviser. Classifications and the levels at which concentration is measured may differ from those used by other future series of the Trust.

Non-Fundamental Investment Restrictions.

Each Fund has adopted the following non-fundamental investment policies, which may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders of the applicable Fund:

80% Investment Policy.

Each Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes under the Investment Company Act of 1940, as amended (the '1940 Act')), in the types of investments suggested by the Fund's name. Each Fund considers the investments suggested by its name to be the securities that comprise its Index.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

The Exchange may halt trading in the Shares for reasons that, in the judgment of the Exchange, make trading inadvisable, including without limitation extraordinary market volatility; trading halts in securities, instruments, or financial indexes underlying the Fund's portfolio; or the unavailability of key information such as an intraday indicative value.

There can be no assurance that the Fund will continue to meet the Exchange's requirements necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove from listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (2) the Fund no longer complies with the Exchange's requirements for Shares; or (3) such other event or condition exists that, in the opinion of the Exchange, makes continued listing imprudent. The Exchange will also delist the Shares upon the Fund's termination.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any such changes would be implemented via stock splits or reverse stock splits.

MANAGEMENT OF THE TRUST

Board Responsibilities.

The Board oversees the management and operations of the Trust. As with other mutual funds and ETFs, the day-to-day management and operations of the Trust are carried out by service providers to the Trust, including the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of which is discussed elsewhere in this SAI. The Board has appointed certain senior personnel of the Adviser as officers of the Trust, with responsibility to monitor the Trust's operations and report to the Board. In carrying out its oversight, the Board receives regular reports from these officers and from the Trust's service providers. For example, the Treasurer reports on financial reporting matters and the President reports on operational matters. In addition, the Adviser provides regular reports regarding the investment strategy and performance of the Fund. The Board has appointed a Chief Compliance Officer who administers the Trust's compliance program and reports regularly to the Board on compliance matters. These reports are provided as part of formal Board meetings, typically held quarterly and often in person, during which the Board reviews recent operations. Between formal meetings, members of the Board may also meet with management in less formal settings to discuss Trust matters. The role of the Board, and of each Trustee, is one of oversight rather than day-to-day management; this oversight role does not make the Board a guarantor of the Trust's investments, operations, or activities.

As part of its oversight function, the Board receives and reviews a variety of different risk management reports and discusses risk matters with appropriate management and other personnel. Because risk management encompasses many elements (for example, investment risk, issuer and counterparty risk, compliance risk, operational and business continuity risks), oversight of different categories of risk is handled in different ways. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks, and the Audit Committee meets with the Trust's independent registered public accounting firm regarding, among other things, the internal control structure of the Trust's financial reporting function.

The full Board also receives reports from the Adviser regarding the Fund's investment risks. From time to time, the Board receives additional reports from the Administrator and the Adviser regarding enterprise risk management.

The Board recognizes that not all risks that may affect the Fund can be identified or quantified; that it may not be practical or cost-effective to eliminate or mitigate certain risks; that certain risks (such as investment risk) may be necessary to achieve the Fund's goals; and that the processes and controls used to address risks have inherent limitations. Moreover, the risk reports provided to the Board are typically summaries. Most of the Fund's investment management and business affairs are conducted by or through the Adviser and other service providers, each operating under its own risk management policies and practices, which may differ from those of the Trust or from one another in priorities, resources, and control effectiveness. For these and other reasons, the Board's ability to monitor and manage risk, as a practical matter, has limitations.

Members of the Board.

The Board is composed of five members, three of whom are not "interested persons" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"). Nicolas S. Laqua serves as Chair of the Board and is an interested person of the Trust. The Board includes a majority (60%) of Independent Trustees.

The Board believes its current leadership structure is appropriate for the Trust. A Lead Independent Trustee acts as the primary liaison between the Independent Trustees and management; Conor M. Murray currently serves as Lead Independent Trustee. The Board further believes this structure supports effective oversight and facilitates the efficient flow of information from Fund management to the Independent Trustees.

Additional information about each Trustee appears below. Unless otherwise noted, the address of each Trustee is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Principal Occupation(s) During Past 5 Years
Independent Trustees(3)

Conor M. Murray (Born: 1983)	Lead Independent Trustee	Indefinite term; since 2025	[ ]	Co-founder and Chief Executive Officer, OpenInvest (a J.P. Morgan company) (2015 to present).

Bryant C. Lee (Born: 1984)	Trustee	Indefinite term; since 2025	[ ]

Chief Executive Officer and Co-founder, Vaero (Nov. 2022 to present); Co-founder and Strategic Advisor, Cognition IP (Sep. 2020 to Oct. 2022); Chief Executive Officer, Cognition IP (Jan. 2018 to Aug. 2020).

Jennifer X. Benson (Born: 1998)	Trustee	Indefinite term; since 2025	[ ]	Partner, Leonis Capital (2022 to present); Researcher, OpenAI (2021 to 2022); Researcher, Epoch AI (2021); Research Fellow, Future of Humanity Institute, University of Oxford (2020).

Interested Trustees(4)

Nicolas S. Laqua (Born: 2000)	Chair; Interested Trustee	Indefinite term; since 2025	[ ]

Chief Executive Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

Emily Z. Yuan (Born: 2001)	Interested Trustee	Indefinite term; since 2025	[ ]

President and Chief Compliance Officer, Corgi Strategies, LLC, the Adviser (since 2025); Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

(1)

Each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified, or until his or her earlier death, resignation, removal, or retirement in accordance with Board policy. The Trustees have adopted a retirement policy of retirement at age 75.

(2)	"Fund Complex" refers to the series of Corgi ETF Trust I and any other registered investment companies advised by Corgi Strategies, LLC or its affiliates (together, the "Fund Complex").
(3)	"Independent Trustees" are Trustees who are not "interested persons" of the Trust under the 1940 Act.
(4)	Nicolas S. Laqua and Emily Z. Yuan are "interested persons" of the Trust due to their positions with the Trust and/or their affiliations with Corgi Strategies, LLC (the "Adviser").

Individual Trustee Qualifications.

The Board has determined that each Trustee brings skills, experience, and attributes that, in the aggregate, are appropriate for service on the Board given the Trust's business and structure. Among other things, the Trustees collectively bring experience in technology and data systems, corporate finance and capital markets, and venture formation and growth investing, as well as risk oversight and investment management oversight. The Board conducts an annual self-assessment of its effectiveness and that of its committees.

In addition, the Board has concluded that each Trustee serve based on the following, among other factors:

• Conor M. Murray. The Board has concluded that Mr. Murray should serve as a Trustee because of his leadership founding and operating an investment-technology firm and his prior work building systematic investing, risk-control, and portfolio-analytics platforms. In roles including Co-founder and Chief Executive Officer of OpenInvest (a J.P. Morgan company), Technology Associate at Bridgewater Associates, and Analyst in Morgan Stanley’s Financial Sponsors M&A Group, he developed expertise in capital markets, portfolio construction and trading systems, data and enterprise technology, and operational oversight.

• Bryant C. Lee. The Board has concluded that Mr. Lee should serve as a Trustee because of his operational, legal, and governance experience leading technology-enabled businesses and advising growth companies. As Chief Executive Officer and Co-founder of Vaero and previously as Co-founder/Chief Executive Officer and later Strategic Advisor at Cognition IP, with earlier service as a patent litigation attorney at Covington & Burling LLP, Mr. Lee brings experience in capital raising and budgeting, contract negotiation, intellectual-property strategy, regulatory and compliance oversight, and service-provider management.

• Jennifer X. Benson. The Board has concluded that Ms. Benson should serve as a Trustee because of her investment and research experience in artificial intelligence and economics, including capital allocation and due diligence for early-stage technology companies. Ms. Benson serves as a Partner at Leonis Capital and previously conducted research at OpenAI and Epoch AI and served as a Research Fellow at the Future of Humanity Institute (Oxford); she has doctoral-level training at Columbia University focused on AI/ML and economics.

Nicolas S. Laqua. The Board has concluded that Mr. Laqua should serve as a Trustee because of his executive leadership and oversight in acquisitions, capital markets, insurance distribution, and software businesses. This includes service as Chief Executive Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with practical familiarity with regulated insurance operations as a director and chief executive of an insurance agency. The Board believes Mr. Laqua's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee financial reporting and disclosure controls, valuation, capital allocation and financing considerations, risk management, and service provider oversight with respect to the Trust.

Emily Z. Yuan. The Board has concluded that Ms. Yuan should serve as a Trustee because of her operational leadership and oversight in acquisitions, capital markets, insurance, and software companies. This is including service as Chief Operations Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with technical training in computer science at Stanford University and her familiarity with regulatory requirements as a director of an insurance agency. The Board believes Ms. Yuan's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, demonstrate the requisite capabilities to carry out oversight responsibilities with respect to the Trust.

The information above is not exhaustive; many Trustee attributes involve qualitative elements such as integrity, diligence, judgment, the ability to work collaboratively, and a demonstrated commitment to shareholder interests.

Board Committees.

The Board has established the following standing committees, each composed solely of Independent Trustees and operating under a Board-approved written charter.

Audit Committee.

The Audit Committee is composed of Bryant C. Lee (Chair), Conor M. Murray, and Jennifer X. Benson. The Audit Committee oversees the Trust's accounting, financial reporting, and internal control processes; the quality and integrity of the Trust's financial statements; and the qualifications, independence, and performance of the Trust's independent registered public accounting firm. Among other responsibilities, the Audit Committee pre-approves audit and permissible non-audit services for the Trust, reviews audit plans and results, and serves as a forum for communications among the independent auditors, management, and the Board regarding accounting and financial reporting matters. As of the date of this SAI, the Audit Committee met one time with respect to the Trust.

Qualified Legal Compliance Committee ("QLCC"). The Audit Committee also serves as the Trust's QLCC for purposes of the SEC's attorney conduct rules (17 C.F.R. Secs. 205.2(k), 205.3(c)). An attorney representing the Trust who becomes aware of evidence of a material violation by the Trust or by an officer, director, employee, or agent of the Trust may report such evidence to the QLCC as an alternative to the reporting process described in 17 C.F.R. Sec. 205.3(b). As of the date of this SAI, the QLCC has met one time with respect to the Trust.

Nominating and Governance Committee.

The Nominating and Governance Committee is composed of Jennifer X. Benson (Chair), Conor M. Murray, and Bryant C. Lee. The Committee identifies, evaluates, and recommends candidates for nomination to the Board as needed; oversees the Board's annual self-assessment; and reviews Trustee compensation. The Committee considers whether or not to consider shareholder-recommended nominees. The Committee meets as necessary, but at least annually. Because the Funds have not yet commenced operations, the Committee has not yet met as of the date of this SAI.

Principal Officers of the Trust

The officers of the Trust manage its day-to-day operations subject to Board oversight. Unless otherwise noted, the address of each officer is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Emily Z. Yuan (Born: 2001)	President and Principal Executive Officer; Chief Compliance Officer; Secretary; Anti-Money Laundering Officer	Indefinite term; since 2025

President and Chief Compliance Officer, Corgi Strategies, LLC, the Adviser (since 2025); Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Director, Bangers Snacks, Inc., a food and beverage company (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025).

Nicolas S. Laqua (Born: 2000)	Principal Financial Officer; Principal Accounting Officer (Treasurer)	Indefinite term; since 2025

Chief Executive Officer, Corgi Insurance Services, Inc. (since 2024); Director, Bangers Snacks, Inc., a food and beverage company (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025).

Trustee Ownership of Shares.

The Funds are required to show the dollar-amount ranges of each Trustee's beneficial ownership of Shares of each Fund and of the Trust's other series as of the end of the most recently completed calendar year. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

As of the date of this SAI, the Funds had not commenced operations.

As of [ ], 2026, none of the Independent Trustees or members of their immediate families owned securities, beneficially or of record, in the Adviser, the Distributor, or any of their affiliates. Accordingly, none of the Independent Trustees or their immediate family members had any direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor, or any of their affiliates. In addition, during the two most recently completed calendar years, none of the Independent Trustees or their immediate family members engaged in any transaction(s) in an amount exceeding $120,000 in which the Adviser, the Distributor, or any affiliate thereof was a party.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Conor M. Murray, Lead Independent Trustee	None	None
Bryant C. Lee, Trustee	None	None
Jennifer X. Benson, Trustee	None	None

Interested Trustees
Nicolas S. Laqua, Chair	Over $100,000	Over $100,000
Emily Z. Yuan, Trustee	$10,001-$50,000	$10,001-$50,000

Board Compensation.

Trustees will be reimbursed for reasonable travel and other out-of-pocket expenses incurred in connection with attending meetings. The Trust has no pension or retirement plan. The table below details the amount of compensation the Interested Trustees and Independent Trustees indirectly received from the Fund and Fund Complex through the Adviser during the fiscal year ended September 30, 2026. Amounts exclude any expense reimbursements.

Name	Estimated Aggregate Compensation From the Funds	Estimated Total Compensation From Fund Complex Paid to Trustees(1)
Interested Trustees
Nicolas S. Laqua	$0	$0
Emily Z. Yuan	$0	$0

Independent Trustees
Conor M. Murray	$0	$30,000
Bryant C. Lee	$0	$30,000
Jennifer X. Benson	$0	$30,000

(1)	Compensation is based on estimated amounts for the fiscal year ending September 30, 2026. Expense reimbursements, if any, are not included.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A "principal shareholder" means any person that owns, of record or beneficially, 5% or more of the outstanding Shares of a Fund. A "control person" means any shareholder that beneficially owns, directly or through controlled entities, 25% or more of the voting securities of a company, or otherwise acknowledges the existence of control. Shareholders with 25% or more of a Fund's voting securities may be able to determine the outcome of matters presented for shareholder vote.

As of the date of this SAI, Corgi Strategies, LLC, located at 425 Bush St, Suite 500, San Francisco, CA 94104, owned 100% of the outstanding Shares of the Funds and therefore may be deemed to be a "control person" of the Funds for purposes of the 1940 Act.

CODES OF ETHICS

The Trust and Corgi Strategies, LLC (the "Adviser") have each adopted Codes of Ethics (the "Codes") pursuant to Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The Codes are intended to prevent affiliated persons of the Trust and the Adviser from engaging in fraudulent, deceptive or manipulative conduct in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the Codes).

Subject to preclearance and other restrictions, each Code permits personal securities transactions by personnel, including transactions in securities that may also be purchased or held by a Fund. The distributor (the "Distributor") expects to rely on the principal underwriter exception in Rule 17j-1(c)(3) to the extent applicable (including where the Distributor is not affiliated with the Trust or the Adviser and no officer, director or general partner of the Distributor serves in such capacity with the Trust or the Adviser).

A copy of the Joint Code of Ethics is available on the EDGAR Database on the SEC's Internet site at www.sec.gov.

There can be no assurance that the Codes will prevent all such conduct. Copies of the Codes may be reviewed at the SEC's website, www.sec.gov.

PROXY VOTING POLICIES

The Board has delegated responsibility for voting proxies for portfolio securities to the Adviser, subject to Board oversight. Proxies are to be voted in the best interests of each Fund and its shareholders and in compliance with applicable law. The Adviser has adopted proxy voting policies and guidelines (the "Proxy Voting Policies"), which the Trust has approved for use when voting proxies on behalf of the Funds.

Generally, absent a conflict of interest, the Adviser will vote for routine matters (for example, the election of directors, ratification of auditors, and conforming amendments to organizational documents), and will evaluate non-routine and contested matters case-by-case. The Proxy Voting Policies address the identification of, and response to, material conflicts of interest.

The Trust's Chief Compliance Officer monitors the effectiveness of the Proxy Voting Policies.

When available, information regarding how a Fund voted proxies during the most recent 12-month period ended June 30 will be available (1) without charge upon request by email to contact@corgifunds.com, (2) on the Funds' website at www.corgifunds.com and (3) on the SEC's website at www.sec.gov.

INVESTMENT ADVISER

Corgi Strategies, LLC, a Delaware limited liability company with its principal office at 425 Bush St, Suite 500, San Francisco, CA 94104, serves as investment adviser to the Funds and is responsible for overall management of the Funds' business and day-to-day portfolio management, subject to the oversight of the Board. Corgi Strategies, LLC is registered as an Adviser with the SEC under the Investment Advisers Act of 1940.

Under an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the "Advisory Agreement"), the Adviser provides investment advice and portfolio management and arranges for necessary operational services, including, without limitation, transfer agency, custody, fund administration and fund accounting, and other services reasonably required for Fund operations. In exchange for a single unitary advisory fee, the Adviser has agreed to pay, from the fee, substantially all ordinary operating expenses of each Fund, except for the "Excluded Expenses" described in the Prospectus. Each Fund pays the Adviser an annual unitary advisory fee, calculated daily and paid monthly based on the Fund's average daily net assets, at the following rates. The fee rates for each Fund are set forth in Schedule A to the Advisory Agreement and may be amended from time to time to add or remove Funds and/or adjust a Fund's fee, in each case upon approval in the manner required by Article 8 of the Advisory Agreement.

The Advisory Agreement will continue in effect for an initial two-year term for each Fund and, thereafter, from year to year if such continuance is approved at least annually (1) by a majority of the Trustees who are not "interested persons" of the Trust or the Adviser, and (2) by either the Board or a vote of a majority of the outstanding Shares of the relevant Fund. The Advisory Agreement will terminate automatically in the event of its assignment and may be terminated by the Trust or the Adviser upon 60 days' written notice.

The Adviser and its affiliates will not be liable to the Trust or any shareholder for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Advisory Agreement, except for losses resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

Each Fund is new and, as of the date of this SAI, no advisory fees have been paid.

PORTFOLIO MANAGERS

Each Fund is managed by Isaac Hargett, Anthony Crinieri, and Miles Braden, each a portfolio manager of the Adviser (each, a "Portfolio Manager").

Portfolio Manager Fund Ownership.

The SEC requires disclosure of the dollar range of each Portfolio Manager's beneficial ownership of Shares of each Fund as of the end of the most recently completed fiscal year, using prescribed ranges. As of the date of this SAI, no Shares were owned by the Portfolio Managers.

Portfolio Manager Compensation.

Portfolio managers receive a fixed base salary and an annual discretionary bonus. Bonus determinations consider the Adviser's overall revenues and profitability, the portfolio managers' responsibilities and contributions to the investment process, teamwork, risk management and compliance. Compensation is not based on the investment performance of any particular account, including the Funds. Portfolio managers may also be eligible for long-term incentive awards (e.g., membership units or profit interests) that vest over 4 years.

Conflicts of Interest.

Managing multiple accounts (including other registered funds and separate accounts) may create potential conflicts of interest. For example, a Portfolio Manager may have an incentive to favor an account that pays a performance-based fee or a higher advisory fee; knowledge of Fund trades could be used for the benefit of other accounts; or investment opportunities could be allocated among accounts. The Adviser has policies and procedures designed to identify and mitigate such conflicts, including trade aggregation and allocation procedures intended to provide fair and equitable treatment over time.

THE DISTRIBUTOR

The Trust has entered into a distribution agreement (the "Distribution Agreement") with [ ] (the "Distributor"), under which the Distributor will act as principal underwriter for the Funds and will distribute shares of the Funds ("Shares") on a best efforts basis. Shares are offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts smaller than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is [ ].

Acting as agent for the Trust, the Distributor will review and transmit orders for the purchase and redemption of Creation Units. Any subscription or order will not be binding on a Fund until accepted by the Trust or its designee. The Distributor is, or will be, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA.

The Distributor may enter into arrangements with securities dealers and other firms ("Soliciting Dealers") to solicit orders for Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants or participants in DTC.

The Distribution Agreement will remain in effect for an initial two-year term from its effective date and may continue from year to year thereafter if such continuance is approved annually (1) by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the applicable Fund and (2) by a majority of the Independent Trustees who have no direct or indirect financial interest in the Distribution Agreement or any related agreement. The Distribution Agreement may be terminated without penalty by the Trust on 60 days' written notice, when authorized either by a majority vote of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board (including a majority of the Independent Trustees), or by the Distributor on 60 days' written notice, and will terminate automatically in the event of its assignment. The Distribution Agreement limits the Distributor's liability to losses resulting from the Distributor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations thereunder.

The Funds are newly organized. As of the date of this SAI, no underwriting commissions have been incurred and the Distributor has not retained any amounts.

Intermediary Compensation.

From its own resources and not from Fund assets, the Adviser or its affiliates may make payments to broker-dealers, banks, and other financial intermediaries ("Intermediaries") in connection with activities related to the Funds, including marketing, education, and training support. These arrangements are not financed by the Funds, are not included in the fee and expense information in the Prospectus, and do not affect the price investors pay to buy Shares or the proceeds investors receive when selling Shares. Such payments may be significant to an Intermediary and may create conflicts of interest by incentivizing the Intermediary or its financial professionals to recommend the Funds over other investments. Investors should contact their advisers or other financial professionals for more information about any such compensation.

Distribution (Rule 12b-1) Plan.

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for each Fund. No payments under the Plan are expected to be made during the twelve (12) months from the date of this SAI. Fees under the Plan may be imposed only after approval by the Board, including a majority of the Independent Trustees.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Independent Trustees. The Plan may be terminated at any time by a vote of the Board or by a vote of a majority of the outstanding voting securities of the applicable Fund.

Under the Plan, each Fund may pay the Distributor an annual fee of up to 0.25% of the Fund's average daily net assets. The Plan is characterized as a compensation plan because any distribution and/or shareholder servicing fee will be paid to the Distributor without regard to the Distributor's actual distribution expenses or payments to other financial intermediaries. The Trust intends to administer the Plan, if implemented, in accordance with its terms and applicable FINRA rules concerning sales charges.

ADMINISTRATOR

[ ], doing business as [ ] (the "Administrator") serves as administrator and fund accountant to the Trust and the Funds. The Administrator is located at [ ]. Under an administration agreement between the Trust and the Administrator, the Administrator provides administrative, accounting, and related services to the Trust and the Funds, which may include calculation of net asset value, preparation of financial statements and other regulatory filings, tax and financial reporting support, compliance and governance support, and coordination of service providers. Subject to Board oversight, the Administrator may provide individuals to serve as officers of the Trust.

As compensation for its services, the Administrator is entitled to fees as set forth in the administration agreement, as well as reimbursement of reasonable out-of-pocket expenses. The Funds are new, and the Administrator has not received any fees from the Funds as of the date of this SAI.

TRANSFER AGENT AND ETF ORDER MANAGEMENT

[ ], doing business as [ ] (the "Transfer Agent") serves as transfer agent, dividend disbursing agent, and ETF order-taking agent for the Funds. The Transfer Agent is located at [ ]. The Transfer Agent maintains the records of Creation Unit holders, processes orders for the purchase and redemption of Creation Units, and performs certain other related services. The Transfer Agent is entitled to fees and reimbursement of certain out-of-pocket expenses as set forth in its agreement with the Trust. In this capacity, the Transfer Agent does not have responsibility for the management of any Fund, the determination of investment policy, or any matter relating to the distribution of Shares.

CUSTODIAN

Pursuant to a custody agreement, [ ] (the "Custodian"), located at [ ], serves as custodian of the Funds' assets. The Custodian holds the assets of the Funds, maintains asset records, collects income, and performs other customary custodial services. The Custodian may appoint domestic and foreign sub-custodians as permitted by applicable law. The Custodian is entitled to fees based on the Funds' assets and to reimbursement of certain out-of-pocket expenses, including settlement charges.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ], located at [ ], serves as the independent registered public accounting firm for the Trust and the Funds.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has approved written policies and procedures governing the disclosure of information about each Fund's portfolio holdings (the "Holdings Disclosure Policy"). For each Business Day on which a Fund is open for business, the Fund's full portfolio holdings are made publicly available through financial reporting and news services, including on publicly available internet websites, and/or on the Trust's website at www.corgifunds.com. In addition, the composition of the Deposit Securities applicable to purchases and redemptions of Creation Units is generally disseminated prior to the opening of trading on the Exchange through the National Securities Clearing Corporation ("NSCC").

For the avoidance of doubt, each Fund intends to make complete, daily portfolio information available, subject to applicable law and Exchange requirements.

The Holdings Disclosure Policy permits disclosure of portfolio information to the Trust's service providers and other parties that have a legitimate business need for the information to provide services to the Trust, including the administrator, custodian, transfer agent and ETF order management agent, distributor, pricing and data vendors, auditors, legal counsel, index calculation agents, and other similar providers (collectively, "Service Providers"). Any such disclosure is made under conditions of confidentiality and solely for the purpose of providing services to the Trust. No Fund, the Adviser, or any affiliate receives compensation or other consideration in connection with the disclosure of non-public portfolio holdings information, other than fees paid to Service Providers for services rendered.

The Trust's Chief Compliance Officer ("CCO") administers the Holdings Disclosure Policy, including maintaining a list of Service Providers and other parties that receive non-public holdings information and the timing of such disclosures, and reports to the Board at least annually regarding the operation of the policy and any material issues that have arisen.

Subject to the Holdings Disclosure Policy, the CCO may authorize immaterial exceptions when the CCO determines that a disclosure serves a legitimate business purpose, is in the best interests of shareholders, and is subject to appropriate confidentiality protections. Any such exceptions will be documented and reported to the Board.

DESCRIPTION OF SHARES

The Agreement and Declaration of Trust (the "Declaration of Trust") of Corgi ETF Trust I (the "Trust") authorizes the issuance of an unlimited number of shares of beneficial interest, no par value per share, in one or more series and classes. Each Fund is a separate series of the Trust. Each share of a Fund represents an equal proportionate interest in the assets of that Fund and is entitled to dividends and distributions, when and if declared by the Board, and to a pro rata share of the Fund's net assets upon liquidation. Shares are fully paid and non-assessable when issued, and shareholders have no preemptive or cumulative voting rights. Each Share entitles its holder to one vote. The Trustees may establish additional series or classes and may divide or combine shares into a greater or lesser number without shareholder approval, as permitted by the Declaration of Trust. All consideration received for Shares of a particular series, and all assets in which such consideration is invested, belong to that series and are subject to its liabilities.

Shares are issued only in book-entry form. The Trust does not issue share certificates. Shares are registered in the name of The Depository Trust Company ("DTC") or its nominee and are held in the account of a DTC Participants (or Indirect Participants). Beneficial ownership of Shares is reflected on the records of DTC and its participants, and transfers of ownership are effected only through those records.

Shares of all series of the Trust vote together as a single class, except that (i) if a matter affects only one series, that series votes separately, and (ii) if a matter affects a series differently from other series, that series votes separately on that matter. As a Delaware statutory trust, the Trust is neither required nor intends to hold annual shareholder meetings. The Trust will hold meetings of shareholders to elect Trustees or for other purposes as required by the 1940 Act, or as otherwise determined by the Board. The Trust will call a meeting of shareholders to consider the removal of one or more Trustees and certain other matters upon the written request of shareholders holding at least 10% of the outstanding Shares of the Trust entitled to vote at such meeting.

Under the Declaration of Trust, the Board has the authority to liquidate a Fund without shareholder approval. While the Board has no present intention to exercise this authority, the Board may do so if a Fund fails to achieve a viable size within a reasonable period such other reasons as the Board determines to be in the best interests of the Fund and its shareholders.

Reorganization, Merger, and Consolidation.

Under Article X, Section 4(b) of the Declaration of Trust, the Trustees may, without prior shareholder approval, (i) sell, convey, or transfer all or substantially all of the assets of the Trust, any Series, or any Class to another entity; (ii) merge, consolidate, or combine the Trust or any Series or Class with or into another entity; (iii) reorganize the Trust or any Series under any other form of legal entity or jurisdiction; or (iv) exchange or convert Shares into interests of another investment company or entity. Any merger or consolidation involving affiliated registered investment companies will be conducted in compliance with Rule 17a-8 under the 1940 Act. These provisions do not override any requirement for a shareholder vote imposed by the 1940 Act or other applicable law.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee is liable only for losses resulting from the Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. A Trustee is not liable for errors in judgment or mistakes of fact or law made in good faith.

The Declaration of Trust provides for indemnification of Trustees and officers (and, upon due approval of the Trustees, other covered persons) for claims and expenses arising in connection with their service, except to the extent resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

Nothing in this section protects or indemnifies any person against liability to which they would otherwise be subject under the federal securities laws.

BROKERAGE TRANSACTIONS

The Adviser is responsible for executing portfolio transactions for the Funds and for allocating brokerage among eligible broker dealers, subject to the supervision of the Adviser and the Board. In carrying out portfolio transactions, the Adviser seeks the most favorable execution for the Funds, taking into account factors such as price, applicable commissions or dealer spreads, the size and difficulty of the order, market impact, the quality of execution and settlement, and the operational capabilities of the broker dealer. The lowest available commission is not necessarily the most favorable overall result.

Generally, equity securities, whether listed or over the counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers acting as market makers will include the dealers markup or reflect a markdown. Money market and other debt securities are usually bought directly from the issuer, an underwriter, or a market maker, and the Fund generally will not pay brokerage commissions for those purchases. When the Fund effects transactions in the over the counter market, it will generally deal with primary market makers unless more favorable prices are otherwise obtainable.

The Trust's policy for purchases and sales of portfolio securities for each Fund is to seek the most favorable overall terms reasonably available. Primary consideration is given to obtaining effective execution at competitive prices; this does not require that the lowest available commission be paid in every case.

The Adviser may, in compliance with Section 28(e) of the Securities Exchange Act of 1934, as amended, direct brokerage transactions to broker-dealers that provide brokerage and research services (as defined under Section 28(e)) to the Adviser, taking into account both the cost and quality of execution. The Adviser currently does not maintain soft dollar arrangements and does not plan to do so at the time of this SAI.

Each Fund is new. The Fund did not pay any brokerage commissions during the prior fiscal year.

PORTFOLIO TURNOVER RATE

Portfolio turnover rate information will be reported for the Funds following the completion of their initial fiscal year of operations. Because the Funds are newly organized, no portfolio turnover rates are available.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company ("DTC") acts as securities depository for the Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., as the registered owner, and deposited with or on behalf of DTC. Except as described below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company organized under the New York Banking Law, a "banking organization" within the meaning of the New York Banking Law, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code, and a "clearing agency" registered pursuant to the provisions of Section 17A of the Securities Exchange Act of 1934. DTC holds and provides asset servicing for issues of U.S. and non-U.S. equity, corporate and municipal debt issues, and money market instruments that DTC's participants deposit with DTC. DTC facilitates the post-trade settlement among DTC participants of sales and other securities transactions in deposited securities through electronic computerized book-entry transfers and pledges between and among DTC participants' accounts. This eliminates the need for physical movement of securities certificates.

DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations. DTC is a wholly-owned subsidiary of The Depository Trust & Clearing Corporation ("DTCC"). DTCC is the holding company for DTC, the National Securities Clearing Corporation, and the Fixed Income Clearing Corporation, all of which are registered clearing agencies.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems Shares of each Fund only in Creation Units at NAV next determined after an order is received in proper form. Only Authorized Participants may purchase and redeem Creation Units directly with the Trust. An Authorized Participant is either (i) a "Participating Party" (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a subsidiary of DTCC) or (ii) a participant in DTC, which, in either case, has executed a Participant Agreement with the Distributor and the Transfer Agent.

Creation Units generally are issued and redeemed "in-kind" for a basket of securities (the "Deposit Securities") together with a specified cash payment (the "Cash Component"). The Trust may, in certain circumstances, offer an "all-cash" option for creations and redemptions. Shares may be issued in advance of receipt of some or all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing Deposit Securities. The Trust may impose transaction fees on creations and redemptions to cover settlement and other costs.

The current composition of the Deposit Securities for each Fund and the estimated Cash Component are made available through the NSCC. The Transaction Fee for each Fund is set forth in the Participant Agreement and may be adjusted by the Trust from time to time.

Orders to purchase or redeem Creation Units must be received by the Transfer Agent by the closing time of the regular trading session on the Exchange (normally 4:00 p.m. Eastern Time) in order to receive the NAV determined on that day.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income, if any, are generally declared and paid at least annually for each Fund. Distributions of net realized capital gains, if any, are generally declared and paid at least annually. A Fund may make more frequent distributions of dividends and capital gains in order to maintain its status as a regulated investment company and to avoid excise taxes.

REIT investments (Corgi U.S. REIT ETF and Corgi U.S. Real Estate ETF). Dividends these Funds receive from REITs generally are not attributable to qualified dividend income and, when distributed to shareholders, generally will be taxable as ordinary income. Under the Internal Revenue Code and applicable Treasury regulations, a Fund may pass through to non-corporate shareholders, as "Section 199A dividends," the special character of its "qualified REIT dividends" (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income), reduced by allocable Fund expenses; such dividends are eligible for a 20% deduction by non-corporate shareholders that satisfy the applicable holding-period requirements for their Shares. In addition, distributions by REITs frequently exceed their current and accumulated earnings and profits; as a result, a portion of a Fund's distributions may be treated as a return of capital for federal income tax purposes, which is generally not currently taxable and reduces a shareholder's tax basis in Shares.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to beneficial owners of Shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Trust.

FEDERAL INCOME TAXES

The following discussion of certain federal income tax considerations is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. The following supplements the discussion of tax matters in the Prospectus. Investors should consult their own tax advisers with respect to federal, state, local, and foreign tax consequences of an investment in a Fund.

Each Fund intends to qualify and elect to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from interests in qualified publicly traded partnerships (the "90% Income Test"); and (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to a value not greater than 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, any two or more issuers the Fund controls and that are engaged in the same, similar, or related trades or businesses, or one or more qualified publicly traded partnerships (the "Diversification Test").

As a RIC, a Fund generally will not be subject to federal income tax on its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders in a timely manner in the form of dividends. If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by the Fund during January of the following year.

If a Fund were to fail to qualify as a RIC for any taxable year, and were ineligible to, or did not, cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of individual and other non-corporate shareholders, and (ii) for the dividends-received deduction in the case of corporate shareholders, provided that in each case the shareholder meets applicable holding-period and other requirements.

Certain reporting. Shareholders may be required to file IRS Form 8886 if they recognize a loss on a disposition of Shares that exceeds applicable thresholds. Significant penalties may apply for failure to comply with reporting requirements. The fact that a loss is reportable does not affect whether the treatment of the loss is proper.

The tax information provided here is only a summary of certain considerations. Prospective investors should consult their own tax advisers regarding the U.S. federal, state, local, and foreign tax consequences of an investment in the Funds.

FINANCIAL STATEMENTS

The Funds have not yet commenced investment operations and, therefore, have not produced financial statements. Once produced, you can obtain copies of the Annual Report without charge by calling the Fund at (855) 552-6744 or visiting the SEC's website at www.sec.gov.

CORGI ETF TRUST I

PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Description of Exhibit
(a)(i)	Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(i).
(a)(ii)

Certificate of Amendment to Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(ii).

(a)(iii)

Amended and Restated Agreement and Declaration of Trust. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (a)(iii).

(b)	By-Laws. Incorporated by reference to Accession No. 0002078265-25-000002, Exhibit (b).
(c)	Instruments Defining Rights of Security Holders - See relevant portions of Declaration of Trust and By-Laws.
(d)(i)

Investment Advisory Agreement between the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (d)(i).

(d)(ii)

Amendment No. 1 to the Investment Advisory Agreement between the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (d)(ii)

(e)(i)

Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(i).

(e)(ii)

Amendment No. 1 to the Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (e)(ii)

(e)(iii)

Amendment No. 2 to the Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (e)(iii).

(e)(iv)

Form of Authorized Participant Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(ii).

(f)	Not applicable.
(g)(i)

Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (g).

(g)(ii)

First Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (g)(ii)

(g)(iii)

Second Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (g)(iii).

(g)(iv)

Third Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (g)(iv).

(h)(i)

Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (h)(i).

(h)(ii)

First Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (h)(ii)

(h)(iii)

Second Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (h)(iii).

(h)(iv)

Third Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (h)(iv).

(h)(v)	Not separately filed. The services described in Item 28(h)(v) are provided under the agreement filed as Exhibit (h)(i).
(i)	Opinion and Consent of Counsel – to be filed by subsequent amendment.
(j)	Consent of Independent Registered Public Accounting Firm – to be filed by subsequent amendment.
(k)	Not applicable.
(l)

Form of Subscription Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (l).

(m)(i)	Rule 12b-1 Plan. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (m).
(m)(ii)

Amended Schedule A to the Rule 12b-1 Distribution and Shareholder Service Plan. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No.0002078265-26-000058, Exhibit (m)(ii)

(n)	Not applicable.
(o)	Reserved.
(p)(i)

Joint Code of Ethics for the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (p)(i).

(p)(ii)	Reserved.
(q)	Powers of Attorney. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (q).

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

The Declaration of Trust provides that a Trustee shall not be liable to any person for any act or omission except in cases of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office. In addition, the Declaration of Trust and the Distribution Agreement each provide for indemnification of the parties thereto, their officers, employees, and agents, subject to applicable limitations. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, and controlling persons of the Trust, the Trust has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. The Trust undertakes that, in the absence of a final adjudication or a controlling precedent, if a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer, or controlling person of the Trust in the successful defense of any action, suit, or proceeding) is asserted, the Trust will submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act.

Item 31. Business and Other Connections of Investment Adviser

Corgi Strategies, LLC - SEC File No. 801-134212. See the Adviser's Form ADV, as filed with the SEC (accessible through www.adviserinfo.sec.gov), for information about other business connections of the Adviser and its supervised persons.

Item 32. Principal Underwriter

The principal underwriter for the Funds (the "Distributor") will be [ ].

(a)  []

(b) [ ]

(c)  [ ]

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant's Fund Administrator, Fund Accountant and Transfer Agent	[ ]
Registrant's Custodian	[ ]
Registrant's Principal Underwriter	[ ]
Registrant's Investment Adviser	Corgi Strategies, LLC 425 Bush St, Suite 500 San Francisco, CA 94104

Registrant's Fund Administrator, Fund Accountant and Transfer Agent	[ ]
Registrant's Custodian	[ ]

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in San Francisco, California, on July 9, 2026.

Corgi ETF Trust I

/s/ Emily Z. Yuan
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on July 9, 2026.

Signature	Title

/s/ Emily Z. Yuan	President and Principal Executive Officer; Trustee
Emily Z. Yuan

/s/ Nicolas S. Laqua	Trustee; Chair; Principal Financial Officer;
Nicolas S. Laqua	Principal Accounting Officer (Treasurer)

/s/ Conor M. Murray	Lead Independent Trustee
Conor M. Murray

/s/ Bryant C. Lee	Trustee
Bryant C. Lee

/s/ Jennifer X. Benson	Trustee
Jennifer X. Benson